First Trust Managed Municipal ETF (FMB)
Portfolio of Investments
January 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 99.3%
	Alabama — 5.7%
$225,000	AL Cmnty Clg Sys Brd of Trustees Rev Bishop St Cmnty Clg, BAM	4.00%	01/01/35	$230,405
1,000,000	Birmingham AL Spl Care Facs Fing Auth Hlth Care Fac Ref Children’s Hosp, Ser A	5.25%	06/01/42	1,119,720
1,000,000	Birmingham AL Spl Care Facs Fing Auth Hlth Care Fac Ref Children’s Hosp, Ser A	5.25%	06/01/43	1,105,310
1,000,000	Birmingham AL Spl Care Facs Fing Auth Hlth Care Fac Ref Children’s Hosp, Ser A	5.25%	06/01/44	1,092,485
1,000,000	Birmingham AL Spl Care Facs Fing Auth Hlth Care Fac Ref Children’s Hosp, Ser A	5.25%	06/01/45	1,079,411
7,695,000	Black Belt Energy Gas Dist AL Gas Proj Rev Bonds Proj No 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	7,779,977
10,070,000	Black Belt Energy Gas Dist AL Gas Proj Rev Proj No 6, Ser B (Mandatory put 12/01/26)	4.00%	10/01/52	10,181,204
500,000	Black Belt Energy Gas Dist AL Gas Proj Rev Ref Gas Proj, Ser D (Mandatory put 08/01/35)	5.00%	12/01/55	536,579
2,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser B (a)	5.00%	12/01/34	2,175,834
4,150,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C (Mandatory put 06/01/32)	5.50%	10/01/54	4,575,416
5,300,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 06/01/29)	5.25%	02/01/53	5,589,251
1,250,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser F (Mandatory put 12/01/28)	5.50%	11/01/53	1,321,865
2,500,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser G	5.00%	10/01/35	2,689,167
3,000,000	Black Belt Energy Gas Dist AL Gas Sply Rev, Ser B (Mandatory put 12/01/30)	5.25%	12/01/53	3,236,075
8,600,000	Energy SE AL A Cooperative Dist Energy Sply Rev, Ser A-1 (Mandatory put 01/01/31)	5.50%	11/01/53	9,384,173
4,500,000	Energy SE AL A Cooperative Dist Energy Sply Rev, Ser B-1 (Mandatory put 11/01/31)	5.75%	04/01/54	4,971,189
400,000	Homewood AL Eductnl Bldg Auth Rev Ref Samford Univ Proj, Ser A	4.00%	12/01/33	401,284
950,000	Homewood AL Eductnl Bldg Auth Rev Ref Samford Univ Proj, Ser A	4.00%	12/01/34	950,147
2,605,000	Homewood AL Eductnl Bldg Auth Rev Stdt Hsg & Parking Proj, Ser C	5.50%	10/01/49	2,643,718
2,225,000	Jacksonville Pub Eductnl Bldg Auth JSU Fdtn Proj, Ser A, BAM	5.13%	08/01/44	2,338,237
600,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.00%	10/01/39	660,790
2,280,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.25%	10/01/40	2,531,966
3,050,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.25%	10/01/42	3,322,071
1,000,000	Midcity Impt Dist AL Spl Assmnt Rev	4.50%	11/01/42	918,397
1,605,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref (b) (c)	4.00%	11/01/32	1,043,250
1,765,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref (b) (c)	4.00%	11/01/34	1,147,250
5,000,000	SE Energy Auth A Cooperative, Ser D	5.00%	09/01/35	5,515,118
4,000,000	SE Energy Auth A Cooperative, Ser E	5.00%	10/01/30	4,344,727
8,170,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	8,327,362
1,500,000	SE Energy Auth AL Cmdy Sply Rev Var Proj No 3, Ser A-1 (Mandatory put 12/01/29)	5.50%	01/01/53	1,604,376
4,500,000	SE Energy Auth AL Cooperative Dist Cmdy Sply Rev Proj #6, Ser B (Mandatory put 06/01/30)	5.00%	01/01/54	4,769,932

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Alabama (Continued)
$2,000,000	SE Energy Auth AL Cooperative Dist Gas Sply Rev, Ser F (Mandatory put 11/01/35)	5.25%	11/01/55	$2,198,165
2,920,000	SE Energy Auth AL Cooperative, Ser C (Mandatory put 11/01/32)	5.00%	10/01/55	3,152,804
1,650,000	Univ of AL at Birmingham Gen Rev Brd of Trustees, Ser B	3.00%	10/01/41	1,455,252
6,000,000	Walker Cnty AL Econ & Indl Dev Auth Sol Wst Disp Rev Var AL Pwr Co Plant Gorgas Proj, AMT (d)	3.30%	08/01/63	6,000,000
				110,392,907
	Arizona — 2.0%
2,000,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (e)	5.00%	07/01/49	1,836,499
925,000	AZ St Indl Dev Auth Edu Rev Cadence Cmps Proj, Ser A (e)	4.00%	07/15/40	874,419
175,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Fire Mesa & Red Rock Cmps Proj, Ser A	5.00%	07/15/39	175,715
500,000	AZ St Indl Dev Auth Edu Rev Macombs Fac Proj Sustainable Bonds, Ser A	4.00%	07/01/41	471,278
375,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (e)	5.00%	07/01/37	377,476
225,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (e)	5.00%	07/01/26	226,045
1,030,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser G (e)	5.00%	07/01/37	1,036,800
500,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (e)	4.00%	07/15/51	389,438
1,100,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (e)	4.00%	07/15/56	831,901
800,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (e)	4.00%	12/15/51	623,396
325,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund Sustainable Bonds, Ser A	5.00%	11/01/41	345,531
360,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund Sustainable Bonds, Ser A	5.00%	11/01/42	378,215
500,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund Sustainable Bonds, Ser A	5.00%	11/01/43	518,888
1,165,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund Sustainable Bonds, Ser A	5.00%	11/01/49	1,180,368
595,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Sustainable Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/38	591,075
3,800,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Sustainable Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/46	3,363,021
2,000,000	Chandler AZ Indl Dev Auth Indl Dev Rev Var Intel Corp Proj, Ser 2022-2, AMT (Mandatory put 09/01/27)	5.00%	09/01/52	2,041,315
4,000,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Ref Sun Hlth Svcs, Ser A	5.00%	11/15/42	4,017,190
985,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/34	993,520
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Horizon Cmnty Learning Ctr Proj	5.00%	07/01/35	501,550
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Sch Proj	4.00%	07/01/34	504,165
1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (e)	5.00%	07/01/39	1,020,375
2,200,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (e)	5.00%	07/01/49	2,085,860
100,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (e)	4.00%	07/01/26	99,977

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$1,475,000	Maricopa Cnty AZ Indl Dev Auth Ref Banner Hlth Oblig Grp, Ser A	4.00%	01/01/38	$1,477,874
1,000,000	Phoenix AZ Civic Impt Corp Arpt Rev Ref Junior Lien	5.00%	07/01/39	1,142,657
100,000	Phoenix AZ Indl Dev Auth Edu Rev Fac Legacy Trad Schs Projs, Ser A (e)	4.00%	07/01/26	100,325
3,655,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (e)	5.00%	07/01/35	3,656,636
2,500,000	Phoenix AZ Indl Dev Auth Hotel Rev Sr Falcon Properties LLC Proj, Ser A (f)	4.00%	12/01/41	1,786,999
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/33	311,142
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/34	310,375
850,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/35	876,418
700,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/44	700,423
200,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Ref Downtown Phoenix Stdt Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/26	201,250
1,500,000	Salt River AZ Proj Agric Impt & Pwr Dist Elec Sys Rev Salt River Proj, Ser C	5.00%	01/01/51	1,569,404
1,000,000	Tempe AZ Indl Dev Auth Rev Ref Friendship Vlg of Tempe Proj, Ser A	4.00%	12/01/38	991,818
2,150,000	Yuma AZ Indl Dev Auth Hosp Rev Ref Yuma Regl Med Ctr, Ser A	5.25%	08/01/49	2,231,377
				39,840,715
	Arkansas — 0.1%
1,000,000	AR St Dev Fin Auth Res Recovery Rev Var Weyerhaeuser Co Proj, AMT (Mandatory put 10/15/32)	3.88%	10/15/65	1,000,590
	California — 5.6%
1,245,000	Burbank CA Wtr & Pwr Elec Rev	5.00%	06/01/43	1,334,884
2,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser A-1 (Mandatory put 08/01/28)	4.00%	05/01/53	2,037,844
2,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser A-1 (Mandatory put 04/01/32)	5.00%	05/01/54	2,146,436
2,400,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	2,430,342
3,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/29)	5.00%	07/01/53	3,173,809
2,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bonds, Ser E (Mandatory put 05/01/35)	5.00%	10/01/56	2,196,103
3,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Var Sustainable Bond Clean Energy Proj Rev Bonds, Ser B (Mandatory put 11/01/35)	5.00%	03/01/56	3,278,936
300,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C (e)	4.50%	07/01/26	301,252
2,000,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (e)	5.00%	07/01/43	2,000,865
455,000	CA Sch Fin Auth Sch Fac Rev Ref Hth Learning Proj, Ser A (e)	4.00%	07/01/26	455,545
800,000	CA Sch Fin Auth Sch Fac Rev Ref Hth Learning Proj, Ser A (e)	5.00%	07/01/32	811,759
655,000	CA Sch Fin Auth Sch Fac Rev, Ser A (e)	5.00%	07/01/40	666,691
2,000,000	CA St Enterprise Dev Auth Lease Rev Riverside Cnty Mead Vly Wellness Vlg Proj, Ser A	5.00%	11/01/44	2,174,105
1,250,000	CA St Hlth Facs Fing Auth Rev Ref El Camino Hlth, Ser A	5.00%	02/01/42	1,417,488

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$445,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (b)	5.38%	07/01/34	$445,267
200,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj (e)	4.00%	07/01/26	199,627
500,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (e)	5.00%	07/01/38	501,771
1,120,000	CA St Muni Fin Auth Rev Ref CA Baptist Univ, Ser A (e)	5.00%	11/01/35	1,198,505
600,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	602,638
1,000,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/36	1,003,358
1,000,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Wst Mgmt Inc Remk, Ser A, AMT (Mandatory put 10/02/28)	3.45%	10/01/41	1,007,162
2,750,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	2,774,692
1,000,000	CA St Muni Fin Auth Stdt Hsg Rev Sustainable Bond Orchard Park Stdt Hsg Proj, BAM	4.00%	05/15/40	1,012,127
5,990,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Plant Bonds, AMT (e)	5.00%	07/01/37	6,014,218
1,000,000	CA St Pub Wks Brd Lease Rev Various Capital Proj, Ser B	4.00%	05/01/37	1,047,814
350,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (e)	5.00%	12/01/30	352,199
450,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (e)	5.00%	12/01/33	467,542
500,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (e)	5.00%	11/01/32	509,743
195,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	199,303
2,000,000	Centrl Vly CA Energy Auth Cmdy Sply Rev Var (Mandatory put 08/01/35)	5.00%	12/01/55	2,163,213
370,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/30	387,826
1,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev The Link Glendale Sustainable Bonds, Ser A-2 (e)	4.00%	07/01/56	763,442
1,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev Union S Bay Sustainable Bonds, Ser A-2 (e)	4.00%	07/01/56	825,001
1,000,000	Elk Grove CA Fin Auth Spl Tax Rev Cmnty Facs Dt No 2005-1 Laguna Ridge	5.00%	09/01/44	1,033,852
165,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/39	165,911
170,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/40	168,878
175,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/41	170,803
1,000,000	Fontana CA Spl Tax Cmnty Facs Dt #109	5.00%	09/01/44	1,028,833
250,000	Fontana CA Spl Tax Spl Tax The Meadows	4.00%	09/01/27	254,113
265,000	Fontana CA Spl Tax Spl Tax The Meadows	4.00%	09/01/28	271,748
280,000	Fontana CA Spl Tax Spl Tax The Meadows	4.00%	09/01/29	289,278
535,000	Fontana CA Spl Tax Spl Tax The Meadows	4.00%	09/01/36	543,100
2,000,000	Irvine CA Facs Fing Auth Lease Rev Gateway Preserve Land Acq Proj, Ser A	5.25%	05/01/43	2,008,005
175,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/31	188,033
365,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/32	390,498
125,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/34	132,804
1,000,000	Kern CA Cmnty Clg Dist, Ser D	5.25%	08/01/40	1,133,827

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$825,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Impt Area #1 Mountain House Sch Facs	5.00%	09/01/42	$834,095
190,000	Los Angeles CA Dept of Arpts Arpt Rev Prerefunded Subord Ref, Ser D, AMT (Pre-refunded maturity 11/15/31)	5.00%	05/15/33	211,001
1,340,000	Los Angeles CA Dept of Arpts Arpt Rev Sr Bonds Priv Activity, Ser H, AMT	5.00%	05/15/41	1,437,765
1,500,000	Los Angeles CA Dept of Arpts Arpt Rev Sr Bonds Sustainable Bond Priv Activity, Ser G, AMT	5.00%	05/15/34	1,671,214
1,500,000	Los Angeles CA Dept of Arpts Arpt Rev Sr Bonds Sustainable Bond Priv Activity, Ser G, AMT	5.50%	05/15/35	1,703,002
2,000,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Los Angeles Intl Arpt, Ser F, AMT	5.00%	05/15/36	2,115,152
2,000,000	Los Angeles CA Dept of Arpts Arpt Rev Sustainable Bond Ref Subord Priv Activity, Ser A, AMT	5.25%	05/15/42	2,181,751
3,645,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/31	4,068,606
3,000,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/36	3,292,883
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	103,092
175,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/30	182,172
150,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/31	156,098
145,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/32	150,825
165,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/33	171,501
110,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/26	111,573
200,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Grantline 208 Cmnty Fac Dt #2018-1	4.00%	09/01/50	172,221
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2003- 1, Ser A	5.00%	09/01/43	506,803
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	4.00%	09/01/33	508,166
215,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/27	218,437
225,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/28	230,617
315,000	Riverside CA Unif Sch Dist Impt Area No 2	5.00%	09/01/39	333,793
480,000	Riverside CA Unif Sch Dist Impt Area No 2	5.00%	09/01/44	494,347
110,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	5.00%	09/01/30	114,469
100,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	5.00%	09/01/31	104,030
350,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	4.00%	09/01/37	352,536
640,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	4.00%	09/01/46	574,448
205,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/32	212,999
310,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/41	302,911
520,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/46	466,739
260,000	Sacramento CA Spl Tax Greenbriar Cmnty Facs Dist #2018-03 Impt Area #1	4.00%	09/01/30	271,654
220,000	Sacramento CA Spl Tax Greenbriar Cmnty Facs Dist #2018-03 Impt Area #1	4.00%	09/01/31	229,356
315,000	Sacramento CA Spl Tax Greenbriar Cmnty Facs Dist #2018-03 Impt Area #1	4.00%	09/01/32	327,288

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$515,000	Sacramento CA Spl Tax Greenbriar Cmnty Facs Dist #2018-03 Impt Area #1	4.00%	09/01/33	$531,972
615,000	Sacramento CA Spl Tax Greenbriar Cmnty Facs Dist #2018-03 Impt Area #1	4.00%	09/01/35	628,994
1,435,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Sr Priv Activity, Ser B, AMT	5.25%	07/01/35	1,651,704
750,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Sr Priv Activity, Ser B, AMT	5.25%	07/01/37	875,052
1,500,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Sr Priv Activity, Ser B, AMT	5.25%	07/01/40	1,703,835
4,285,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref Second Ser San Francisco Intl, Ser A, AMT	5.25%	05/01/40	4,785,696
1,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, Ser A, AMT	5.00%	05/01/34	1,101,388
7,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/39	7,338,260
700,000	San Francisco CA City & Cnty Dev Spl Tax Dist No Mission Rock Fac and Svcs, Ser A (e)	4.00%	09/01/41	672,369
185,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/29	189,486
145,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/30	149,008
335,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/31	343,468
245,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/32	250,347
300,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/33	305,528
525,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/42	491,681
800,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/36	816,128
2,110,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/40	2,394,465
1,665,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/41	1,873,670
1,000,000	Tobacco Securitization Auth Nthrn CA Tobacco Stlmt Rev Ref Sr Bonds Sacramento Co Tobacco Secur Corp Class 1, Ser A	4.00%	06/01/37	1,005,417
1,000,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Asset Securitization Corp, Class 1, Ser A	5.00%	06/01/34	1,058,747
1,500,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Asset Securitization Corp, Class 1, Ser A	5.00%	06/01/35	1,577,186
1,050,000	Victor CA Elem Sch Dist Cmnty Facs Dist Spl Tax Ref 2005-1, BAM	5.00%	09/01/46	1,073,199
				108,310,334
	Colorado — 5.4%
750,000	Adams & Arapahoe Cntys Co Jt Sch Dist #28J Aurora, BAM, COPS	5.25%	12/01/42	830,396
4,000,000	Adams & Weld Cntys Co Sch Dist #27J Brighton	5.00%	12/01/40	4,001,250
1,640,000	Adams Cnty CO, COPS	5.00%	12/01/41	1,814,923
880,000	Adams Cnty CO Sch Dist #14	5.50%	12/01/38	1,041,865
1,105,000	Allison Vly Met Dist #2 CO Ref	4.70%	12/01/47	1,018,808
600,000	Aurora CO Animal Shelter Proj, COPS	5.25%	12/01/45	649,716
1,000,000	Bennett Ranch Met Dist #1 Co, Ser A (b)	5.00%	12/01/51	834,108
1,340,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/50	1,271,832
250,000	Broomfield CO, COPS	5.00%	02/01/43	275,143
650,000	Broomfield CO, COPS	5.00%	02/01/44	706,529
550,000	Broomfield CO, COPS	5.00%	02/01/45	590,678

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$1,000,000	Broomfield CO City & Co Swr Activity Enterprise Swr Rev Ref	5.00%	12/01/43	$1,114,785
775,000	Broomfield CO City & Co Swr Activity Enterprise Swr Rev Ref	5.00%	12/01/44	853,388
150,000	Canyons Met Dist #5 CO Ref, Ser A, BAM	5.00%	12/01/44	156,578
1,010,000	Cathedral Pines CO Met Dist Ref	5.00%	12/01/37	1,016,705
880,000	Centrl Weld Cnty CO Wtr Dist Rev, AG	4.00%	12/01/38	902,433
2,115,000	Cherry Creek CO Sch Dist #5	5.25%	12/15/43	2,381,120
450,000	CO Springs CO Sch Dist #11, BAM, COPS	5.00%	12/15/41	491,267
500,000	CO Springs CO Sch Dist #11, BAM, COPS	5.00%	12/15/42	538,704
1,000,000	CO Springs CO Sch Dist #11, BAM, COPS	5.25%	12/15/48	1,052,041
1,000,000	CO St Bldg Excellent Schs Today Bldg Excellent Sch, Ser T, COPS	5.00%	03/15/44	1,082,165
1,920,000	CO St Eductnl & Cultural Facs Auth Rev Chrt Sch Loveland Classical Schs Proj (e)	5.00%	07/01/36	1,927,394
660,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (e)	5.00%	12/15/28	660,708
2,245,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (e)	5.00%	12/15/35	2,246,429
4,000,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (e)	5.00%	12/15/45	3,876,736
1,000,000	CO St Hlth Facs Auth Rev Craig Hosp Proj, Ser A	5.00%	12/01/44	1,037,999
4,215,000	CO St Hlth Facs Auth Rev Ref Adventhealth Oblig, Ser A	4.00%	11/15/38	4,291,059
1,245,000	CO St Hlth Facs Auth Rev Ref Christian Living Neighborhoods Proj	5.00%	01/01/31	1,246,027
505,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A	5.00%	12/01/39	556,238
4,630,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/39	4,632,479
1,500,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/34	1,602,780
2,290,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/44	2,351,212
1,750,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-2	4.00%	08/01/49	1,498,982
1,000,000	CO St Hlth Facs Auth Rev Ref Covenant Living Cmntys and Svcs	5.00%	12/01/35	1,099,495
1,040,000	CO St Hlth Facs Auth Rev Ref Covenant Living Cmntys and Svcs	5.13%	12/01/45	1,059,439
350,000	CO St Hlth Facs Auth Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/26	351,763
1,580,000	CO St Hlth Facs Auth Rev Ref Intermountain Hlth, Ser A	5.00%	05/15/44	1,665,465
1,800,000	CO St Hlth Facs Auth Rev Ref Intermountain Hlth, Ser A	5.00%	05/15/45	1,878,600
7,580,000	CO St Hlth Facs Auth Rev Ref Scl Hlth Sys, Ser B	4.00%	01/01/40	7,621,216
405,000	CO St Hlth Facs Auth Rev Ref, Ser A	5.00%	05/15/37	438,782
400,000	CO St Hlth Facs Auth Rev Ref, Ser A	5.00%	05/15/39	426,895
325,773	CO St Hlth Facs Auth Rev Sr Living Ralston Creek Arvada Proj, Ser A (b) (c)	5.25%	11/01/32	7,600
500,000	CO St Hlth Sciences Fac, Ser A, COPS	5.00%	11/01/44	542,675
1,755,000	CO St, Ser A, COPS	3.00%	12/15/36	1,685,197
5,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/32	5,272,991
5,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/34	5,239,505
750,000	Denver City & Cnty CO Arpt Rev Ref Subord, Ser B, AMT	5.25%	11/15/36	846,157
500,000	Denver City & Cnty CO Arpt Rev Ref Subord, Ser B, AMT	5.50%	11/15/41	557,465
900,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.50%	11/15/33	1,042,281
1,300,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.75%	11/15/41	1,457,631
1,500,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.50%	11/15/42	1,645,639
2,000,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/47	2,041,883
1,784,000	Denver CO Intl Busn Ctr CO Met Dist #1 Subord, Ser B	6.00%	12/01/48	1,787,822
250,000	Eagle Cnty CO, COPS	5.25%	12/01/39	286,658
1,000,000	Eagle Cnty CO, COPS	5.25%	12/01/44	1,092,588

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$350,000	El Paso Cnty CO Sch Dist #20	5.25%	12/15/41	$403,638
385,000	El Paso Cnty CO Sch Dist #20	5.25%	12/15/42	437,201
375,000	El Paso Cnty CO Sch Dist #20	5.25%	12/15/43	420,670
2,000,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (e)	5.00%	12/01/51	1,860,395
1,000,000	Jefferson Ctr CO Met Dist #1 Spl Rev, Ser A-2	4.38%	12/01/47	912,867
170,000	Lorson Ranch Met Dist #2 CO	5.00%	12/01/27	172,362
420,000	Park Creek CO Met Dist Rev Sr, Ser A	5.00%	12/01/30	447,095
500,000	Park Creek Met Dist CO Ltd Property Tax Supported Rev Sr Ref, AG	5.00%	12/01/41	540,150
1,300,000	Park Creek Met Dist CO Ltd Property Tax Supported Rev Sr, Ser A, AG	5.00%	12/01/43	1,377,351
500,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (e)	4.13%	12/15/27	501,834
2,500,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (e)	5.00%	12/15/41	2,504,129
500,000	Ravenna CO Met Dist Ref, AG	5.00%	12/01/38	546,941
1,000,000	Sagebrush Farm Met Dist #1 CO Sr Bonds, Ser A	6.38%	12/01/42	1,057,187
250,000	Sand Creek CO Met Dist, AG	5.00%	12/01/36	277,095
300,000	Sand Creek CO Met Dist, AG	5.00%	12/01/37	330,344
300,000	Sand Creek CO Met Dist, AG	5.00%	12/01/38	328,411
1,650,000	Silverthorne CO, COPS	5.00%	12/01/44	1,762,200
175,000	Sterling Hills CO W Met Dist Ref	5.00%	12/01/32	181,299
700,000	Sterling Ranch Cmnty Auth Brd CO Spl Assmnt Rev Spl Impt Dist No 1	5.63%	12/01/43	719,865
1,800,000	Takoda CO Met Dist Ref	6.00%	12/01/36	1,898,826
500,000	Telluride CO, COPS	5.00%	12/01/43	534,861
825,000	Third Creek Met Dist #1 CO Sr Bonds, Ser A-1 (b)	4.50%	12/01/37	753,235
825,000	Third Creek Met Dist #1 CO Sr Bonds, Ser A-1 (b)	4.50%	12/01/42	698,647
625,000	Trails at Crowfoot Met Dist #3 Co Ref, Ser A, AG	5.00%	12/01/39	680,893
				105,947,720
	Connecticut — 1.2%
2,000,000	CT St Hlth & Eductnl Facs Auth Rev Covenant Home Inc, Ser B	5.00%	12/01/40	2,031,435
2,250,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare Corp, Ser A (a)	5.00%	07/01/39	2,527,969
445,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser A	5.00%	07/01/34	479,238
2,445,000	CT St Spl Tax Oblig Rev, Ser A	5.00%	05/01/41	2,635,862
1,680,000	CT St Spl Tax Oblig Rev, Ser A	5.25%	07/01/43	1,865,216
500,000	CT St, Ser A	5.00%	03/15/37	584,313
5,695,000	CT St, Ser A	4.00%	01/15/38	5,849,168
500,000	CT St, Ser A	5.00%	03/15/38	579,226
965,000	CT St, Ser A	3.00%	01/15/39	894,073
500,000	Harbor Point CT Infra Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (e)	5.00%	04/01/39	507,046
1,750,000	Stamford CT Hsg Auth Ref Mozaic Concierge Living Proj, Ser A	6.00%	10/01/40	1,863,191
4,000,000	Univ of CT CT, Ser A	5.00%	02/15/39	4,280,871
				24,097,608
	Delaware — 0.6%
3,025,000	DE St Econ Dev Auth Retmnt Cmntys Rev Acts Retmnt Life Cmntys Inc, Ser B	5.00%	11/15/43	3,108,025

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Delaware (Continued)
$4,335,000	DE St Hlth Facs Auth Rev Ref Christiana Hlth Care Sys Oblig Grp, Ser A	5.00%	10/01/35	$4,649,224
3,000,000	DE St Hlth Facs Auth Rev Ref Christiana Hlth Care Sys Oblig Grp, Ser A	5.00%	10/01/38	3,182,085
1,320,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (e)	5.00%	07/01/28	1,343,396
				12,282,730
	District of Columbia — 0.7%
2,000,000	Met WA DC Arpts Auth Arpt Sys Rev Ref Arpt Sys Rev, Ser A, AMT	5.00%	10/01/32	2,142,212
3,175,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/33	3,449,930
1,500,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/35	1,728,343
1,390,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.25%	10/01/40	1,570,825
700,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.25%	10/01/42	753,291
3,250,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.25%	10/01/48	3,361,331
				13,005,932
	Florida — 7.2%
1,000,000	Academical Vlg CDD FL Spl Assmnt Rev CDD	3.63%	05/01/40	896,775
575,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/40	557,745
2,945,000	Alachua Cnty FL Hlth Facs Auth Ref Shands Teaching Hosp & Clinics Inc, Ser B-1	5.00%	12/01/37	3,096,397
1,565,000	Ave Maria FL Stewardship Cmnty Dist Capital Impt Rev Phase 4 Master Impt Proj (e)	4.50%	05/01/33	1,610,584
1,000,000	Beach Cmnty Dev Dist FL Capital Impt Rev Ref, AG	5.25%	05/01/44	1,044,180
1,055,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	3.63%	05/01/41	919,271
100,000	Bexley CDD FL Spl Assmnt Rev	4.10%	05/01/26	100,126
2,725,000	Broward Cnty FL Arpt Sys Rev, Ser A, AMT	5.00%	10/01/38	2,857,696
500,000	Broward Cnty FL Port Facs Rev, AMT	5.25%	09/01/42	546,550
750,000	Broward Cnty FL Port Facs Rev, AMT	5.25%	09/01/43	810,325
1,500,000	Broward Cnty FL Port Facs Rev, AMT	5.25%	09/01/44	1,605,010
590,000	Buckhead Trails CDD FL Spl Assmnt	5.60%	05/01/44	599,281
1,000,000	Centrl FL St Tourism Oversight Dist Utils Rev, Ser 1	5.00%	10/01/43	1,081,611
1,060,000	Centrl FL St Tourism Oversight Dist Utils Rev, Ser 1	5.00%	10/01/44	1,134,478
1,500,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj (e)	5.00%	10/01/34	1,530,964
1,490,000	Coco Palms FL CDD Spl Assmnt	4.50%	05/01/32	1,505,383
500,000	Collier Cnty FL Indl Dev Auth NCH Hlthcare Sys Projs, Ser A, AG	5.00%	10/01/40	553,942
800,000	Collier Cnty FL Indl Dev Auth NCH Hlthcare Sys Projs, Ser A, AG	5.00%	10/01/42	862,618
170,000	Creekview CDD FL Spl Assmnt Rev Phase I Proj	3.88%	05/01/27	169,612
1,000,000	Cross Creek N CDD FL Spl Assmnt, Ser 2022	4.50%	05/01/52	922,355
925,000	Cypress Mill CDD FL Spl Assmnt CDD Assmnt Area Two Proj	4.00%	06/15/40	890,804
110,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area One	2.50%	05/01/26	109,697
1,000,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/51	782,299
45,000	Epperson N CDD FL Capital Impt Rev Assmnt Area #2	2.50%	05/01/26	44,869
580,000	Epperson N CDD FL Capital Impt Rev Assmnt Area 1, Ser A-1 (e)	5.00%	11/01/29	597,470
1,780,000	Epperson N CDD FL Capital Impt Rev Assmnt Area 1, Ser A-1 (e)	5.50%	11/01/39	1,849,275
800,000	Epperson N CDD FL Capital Impt Rev Assmnt Area Three, Ser A	3.40%	11/01/41	685,552
1,250,000	Fallschase Cmnty Dev Dist FL Spl Assmnt	3.38%	05/01/41	1,093,955
2,500,000	FL Dev Fin Corp Hlthcare Facs Rev Tampa General Hosp Proj, Ser A (a)	5.00%	08/01/37	2,831,463

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$1,060,000	FL Dev Fin Corp Hlthcare Facs Rev Tampa General Hosp Proj, Ser A	5.00%	08/01/42	$1,112,210
1,380,000	FL Dev Fin Corp Hlthcare Facs Rev Tampa General Hosp Proj, Ser A (a)	5.00%	08/01/44	1,459,404
155,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/29	156,114
450,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/45	376,159
1,000,000	Fort Pierce FL Utils Auth Ref, Ser A, AG	5.00%	10/01/35	1,117,435
1,000,000	GIR E CDD FL Capital Impt Rev Assmnt Area One	5.30%	05/01/45	997,145
1,200,000	Gtr Orlando Aviation Auth FL Spl Purp Arpt Facs Rev United Airls Inc Proj, AMT	5.50%	11/01/37	1,298,049
2,000,000	Halifax FL Hosp Med Ctr Ref	5.00%	06/01/36	2,008,819
265,000	Hidden Creek N Cmnty Dev Dist FL Spl Assmnt, Ser A1	4.25%	11/01/40	258,786
1,500,000	Hillsborough Cnty FL Indl Dev Auth Hlth Sys Rev Ref Baycare Hlth Sys, Ser C	5.00%	11/15/43	1,596,504
2,000,000	Hillsborough Cnty FL Indl Dev Auth Hlth Sys Rev Ref Baycare Hlth Sys, Ser C	5.25%	11/15/49	2,119,434
2,710,000	Hyde Park CDD #1 FL Spl Assmnt	4.00%	05/01/42	2,465,634
1,825,000	JEA FL Elec Sys Rev Ref Sub, Ser III B	5.00%	10/01/31	1,898,101
2,000,000	Kingston One CDD FL Spl Assmnt Area One 2025 Proj Area	5.00%	05/01/35	2,117,601
1,000,000	Lakeland FL Energy Sys Rev Ref	5.00%	10/01/42	1,082,883
2,000,000	Lakeland FL Hosp Sys Rev Ref Lakeland Regl Hlth Sys	5.00%	11/15/41	2,187,986
1,000,000	Lakeland FL Hosp Sys Rev Ref Lakeland Regl Hlth Sys	5.00%	11/15/43	1,067,533
2,145,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Lakewood Ranch SE Proj	5.50%	05/01/40	2,291,980
1,500,000	Lakewood Ranch FL Stewardship Dist Util Rev Sys Acq Proj, AG	5.25%	10/01/48	1,569,830
3,500,000	Lee Cnty FL Arpt Rev, AMT	5.25%	10/01/41	3,854,853
1,000,000	Lee Cnty FL Arpt Rev, AMT	5.25%	10/01/44	1,065,136
2,910,000	Lee Cnty FL Indl Dev Auth Hosp Rev Exchange Ref Lee Hlth Sys, Ser 2019 A-1	5.00%	04/01/44	2,959,446
300,000	Lee Cnty FL Loc Optional Gas Tax Rev	5.00%	08/01/40	324,411
1,250,000	Lee Cnty FL Loc Optional Gas Tax Rev	5.00%	08/01/41	1,338,200
1,085,000	Liberty Cove CDD FL Spl Assmnt Rev Assmnt Area One Proj	5.38%	05/01/44	1,089,781
140,000	Miami World Ctr CDD FL Spl Assmnt	4.75%	11/01/27	142,737
2,000,000	Miami World Ctr CDD FL Spl Assmnt	5.13%	11/01/39	2,037,115
2,000,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/36	2,248,202
2,575,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/38	2,579,018
1,650,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ of Miami, Ser A	5.25%	04/01/47	1,755,286
1,155,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ of Miami, Ser A	5.25%	04/01/48	1,224,600
1,790,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ of Miami, Ser B	5.25%	04/01/41	2,032,230
550,000	Miami-Dade Cnty FL Indl Dev Auth Doral Acdmy Proj	5.00%	01/15/32	564,039
1,210,000	Miami-Dade Cnty FL Indl Dev Auth Doral Acdmy Proj	5.00%	01/15/37	1,228,972
2,000,000	Miami-Dade Cnty FL Seaport Rev Ref Sr Bonds, Ser A, AMT	5.00%	10/01/42	2,080,833
1,610,000	N Miami Beach FL Spl Oblig Parks Proj	5.00%	11/01/44	1,697,208
605,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/30	612,126
1,375,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	1,383,518
1,500,000	N River Ranch CDD FL Capital Impt Rev Phase 1 Proj, Ser A-1	4.25%	05/01/51	1,317,203

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$780,000	N Sumter Cnty FL Util Dependent Dist Util Rev Sumter Wtr Conservation Auth Proj, AG	4.00%	10/01/41	$782,970
355,000	Nthrn Palm Beach Cnty FL Impt Dist	5.00%	08/01/37	360,059
145,000	Orange Cnty FL Hlth Facs Auth Rev Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/36	162,821
500,000	Orange Cnty FL Hlth Facs Auth Rev Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/37	557,425
1,500,000	Orange Cnty FL Hlth Facs Auth Rev Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/41	1,623,275
2,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/44	2,125,103
1,750,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/45	1,841,523
2,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/46	2,090,111
1,115,000	Palm Beach Cnty FL Hlth Facs Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp, Ser B	5.00%	11/15/42	1,180,347
1,880,000	Pasco Cnty FL Sch Brd, Ser C, AG, COPS	5.00%	08/01/34	2,062,006
4,250,000	Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj (c) (f)	5.88%	01/01/33	850,000
605,000	Pompano Beach FL Rev John Knox Vlg Proj, Ser A	4.00%	09/01/41	576,886
2,290,000	Putnam Cnty FL Dev Auth Ref Seminole Proj, Ser A	5.00%	03/15/42	2,344,011
815,000	Rhodine Road N CDD FL Spl Assmnt 2019 Assmnt Area	4.50%	05/01/40	823,990
500,000	Ridge at Apopka CDD FL Spl Assmnt, Ser 22	5.38%	05/01/42	514,360
150,000	Rivington CDD FL Spl Assmnt Rev 2022 Assmnt Area	3.25%	05/01/27	149,449
205,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/31	205,666
500,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/36	485,672
1,175,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/41	1,064,427
1,500,000	Saint Johns Cnty FL Sch Brd, Ser A, AG, COPS	5.25%	07/01/46	1,594,032
335,000	San Simeon Cmnty Dev Dist FL Spl Assmnt (e)	4.13%	06/15/39	325,428
500,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.50%	05/01/31	504,688
1,795,000	Sarasota Natl FL CDD Spl Assmnt Ref	4.00%	05/01/39	1,797,971
1,615,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.13%	05/01/41	1,547,546
3,635,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.25%	05/01/53	3,103,560
2,515,000	Stoneybrook FL S CDD Spl Assmnt Rev Assmnt Area Two A Proj	5.13%	11/01/34	2,676,835
1,245,000	Summer Woods CDD FL Spl Assmnt Area Two 2020 Proj	4.00%	05/01/50	1,038,200
120,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/31	131,602
250,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/33	270,882
400,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	4.00%	07/01/38	400,872
300,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	4.00%	07/01/39	298,934
230,000	Tampa FL Rev Ref The Univ of Tampa Proj, Ser A	5.00%	04/01/34	248,264
420,000	Tern Bay CDD FL Spl Assmnt	3.13%	06/15/27	416,593
2,850,000	Tern Bay CDD FL Spl Assmnt	4.00%	06/15/42	2,590,885
450,000	The Heights CDD FL Spl Assmnt Rev CDD	4.00%	01/01/28	451,955
775,000	Tolomato FL CDD Ref 2022A Assmnt Area, Ser A, AG	3.00%	05/01/26	775,338
825,000	Tolomato FL CDD Ref 2022A Assmnt Area, Ser A, AG	3.00%	05/01/28	829,969
1,000,000	Triple Creek FL CDD Spl Assmnt Vlgs N&P Proj	3.50%	11/01/41	877,149
635,000	Trout Creek CDD FL Capital Impt Rev	4.00%	05/01/40	614,066

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$750,000	Two Lakes CDD FL Spl Assmnt	5.00%	05/01/44	$767,286
750,000	Two Rivers W CDD FL Spl Assmnt Proj, Ser 2024	5.63%	05/01/44	772,099
1,745,000	Veranda CDD II FL Spl Assmnt Rev Ref Assmt Area 3 Preserve E Proj	5.13%	05/01/44	1,785,494
1,000,000	Villamar CDD FL Spl Assmnt Area Six Proj	5.50%	05/01/44	1,031,999
500,000	Volusia Cnty FL Eductnl Fac Auth Ref Embry Riddle Aeronautical Univ Inc Proj, Ser A	4.00%	10/15/36	510,483
850,000	Volusia Cnty FL Eductnl Fac Auth Stetson Univ Inc Proj	5.25%	06/01/41	905,299
1,315,000	Volusia Cnty FL Eductnl Fac Auth Stetson Univ Inc Proj	5.25%	06/01/42	1,388,512
835,000	Westside FL CDD Spl Assmnt Rev Ref (e)	4.10%	05/01/37	831,983
920,000	Westview S CDD FL Spl Assmnt Area One 2023 Proj Area	5.38%	05/01/43	946,763
775,000	Yarborough Lane CDD FL Spl Assmnt Proj, Ser 2024	5.35%	05/01/44	781,931
				140,023,527
	Georgia — 3.8%
8,980,000	Atlanta GA Arpt Passenger Fac Charge Rev Arpt Rev Subord, Ser D, AMT	4.00%	07/01/37	9,049,454
1,000,000	Atlanta GA Arpt Rev Ref, Ser C, AMT	4.00%	07/01/39	1,002,868
1,000,000	Atlanta GA Arpt Rev Sustainable Bonds, Ser B-1, AMT	5.25%	07/01/42	1,096,085
3,000,000	Atlanta GA Arpt Rev, Ser A	5.00%	07/01/42	3,247,660
2,400,000	Bartow Cnty GA Dev Auth Solid Wst Disp Fac Rev Var GA Pwr Co Plt Bowen Proj, AMT (d)	3.30%	11/01/62	2,400,000
3,500,000	Bartow Cnty GA Dev Auth Var Ref GA Pwr Co Plt Bowen Proj Remk, First Ser (Mandatory put 03/08/28)	3.95%	12/01/32	3,569,792
1,300,000	Brookhaven Dev Auth GA Children’s Hlthcare of Atlanta, Ser A	5.00%	07/01/35	1,401,902
1,000,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plant Vogtle Proj Remk, 2nd Ser (Mandatory put 03/12/27)	3.38%	11/01/48	1,006,788
875,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plant Vogtle Proj Remk, 5th Ser (Mandatory put 06/13/28)	3.70%	10/01/32	891,475
1,400,000	Carroll City Cnty GA Hosp Auth Ref Tanner Med Ctr Inc Proj, RANS	5.00%	07/01/41	1,553,957
1,000,000	Carroll City Cnty GA Hosp Auth Ref Tanner Med Ctr Inc Proj, RANS	5.00%	07/01/42	1,096,769
600,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/31	673,402
250,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/36	282,435
250,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/37	280,154
250,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/38	278,182
500,000	Commerce GA Sch Dist	6.00%	08/01/41	604,253
890,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/35	944,849
1,500,000	GA St Hsg & Fin Auth Rev Ref, Ser G	4.15%	12/01/40	1,514,663
40,000	Gainesville & Hall Cnty GA Hosp Auth Ref NE GA Hlth Sys Inc Proj, Ser A	5.00%	02/15/26	40,035
250,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel First Tier, Ser A	4.00%	01/01/36	252,527
3,875,000	Main Street Energy Inc Energy Proj Rev, Ser D	5.00%	12/01/33	4,185,012
3,625,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/27)	4.00%	07/01/52	3,683,000

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$14,500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	$14,823,398
1,700,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/31)	5.00%	05/01/54	1,838,708
2,500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 06/01/32)	5.00%	06/01/55	2,701,073
2,795,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B (Mandatory put 03/01/30)	5.00%	07/01/53	2,960,517
2,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser D (Mandatory put 04/01/31)	5.00%	04/01/54	2,143,991
2,265,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser D (Mandatory put 12/01/30)	5.00%	05/01/54	2,400,580
2,500,000	Monroe Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Scherer Proj Remk, 2nd Ser (Mandatory put 03/06/26)	3.88%	12/01/41	2,502,509
600,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj J Bonds, Ser A, AG	5.00%	07/01/38	659,207
800,000	Muni Elec Auth of GA Ref Proj One Subord Bonds, Ser A	5.00%	01/01/42	853,843
750,000	Muni Elec Auth of GA Ref Proj One Subord Bonds, Ser A	5.00%	01/01/43	792,477
1,750,000	Muni Elec Auth of GA Ref Proj One Subord Bonds, Ser A	5.25%	01/01/49	1,818,504
680,000	Paulding Cnty GA Hosp Auth Ref Antic Ctfs Wellstar Hlth Sys Inc, Ser A	5.00%	04/01/43	714,927
275,000	Priv Clgs & Univs Auth GA Ref Mercer Univ Proj	5.00%	10/01/29	296,748
				73,561,744
	Guam — 0.0%
300,000	Guam Port Auth Port Rev, Ser B, AMT	5.00%	07/01/32	310,682
	Hawaii — 0.2%
3,460,000	HI St Arpts Sys Rev, Ser A, AMT	5.00%	07/01/43	3,523,388
	Idaho — 0.3%
1,265,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/30	1,271,397
1,000,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/37	1,001,978
2,000,000	ID St Hlth Facs Auth Rev Ref St Luke’s Hlth Sys Proj, Ser A	5.00%	03/01/34	2,121,131
2,000,000	ID St Hsg & Fin Assn Sales Tax Rev Transprtn Expansion & Congestion Mitigation Fund, Ser A	5.00%	08/15/48	2,104,956
				6,499,462
	Illinois — 5.0%
2,895,000	Bloomingdale IL	5.00%	10/30/43	3,106,127
1,000,000	Bolingbrook IL Ref, Ser A, AG	5.00%	01/01/31	1,045,506
1,210,000	Bolingbrook IL Ref, Ser A	4.00%	01/01/35	1,195,578
1,000,000	Chicago IL Brd of Edu Dedicated Capital Impt Tax	5.25%	04/01/36	1,108,867
1,250,000	Chicago IL Brd of Edu Dedicated Capital Impt Tax	5.25%	04/01/37	1,371,717
1,485,000	Chicago IL Brd of Edu Ref, Ser B	5.00%	12/01/30	1,548,293
500,000	Chicago IL Brd of Edu, Ser A	5.50%	12/01/37	526,262
500,000	Chicago IL Brd of Edu, Ser A	5.50%	12/01/38	523,181
1,300,000	Chicago IL Chicago Wks, Ser A	5.00%	01/01/35	1,373,355
560,000	Chicago IL ETM, Ser A	5.00%	01/01/27	573,169
600,000	Chicago IL Midway Arpt Rev Ref Sr Lien, Ser A, AMT	5.25%	01/01/43	639,426
500,000	Chicago IL Midway Arpt Rev Ref Sr Lien, Ser A, AMT	5.25%	01/01/44	527,470
1,000,000	Chicago IL Midway Arpt Rev Ref Sr Lien, Ser A, AMT	5.25%	01/01/45	1,045,289
1,000,000	Chicago IL Midway Arpt Rev Ref Sr Lien, Ser A, AMT	5.25%	01/01/46	1,038,117
200,000	Chicago IL Midway Arpt Rev Sr Lien Ref, Ser A, AMT, BAM	5.50%	01/01/37	226,606

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$500,000	Chicago IL Midway Arpt Rev Sr Lien Ref, Ser A, AMT, BAM	5.75%	01/01/42	$554,002
325,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien O’Hare Intl Arpt, Ser C, AMT	5.00%	01/01/34	357,504
3,320,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/36	3,461,125
2,100,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	2,181,782
1,455,000	Chicago IL O’Hare Intl Arpt Rev Ref, Ser C, AMT	5.00%	01/01/39	1,599,652
1,250,000	Chicago IL O’Hare Intl Arpt Rev Ref, Ser C, AMT	5.25%	01/01/41	1,377,847
2,020,000	Chicago IL O’Hare Intl Arpt Rev Sr Lien, Ser E, AMT	5.25%	01/01/45	2,128,463
1,350,000	Chicago IL Park Dist Ref, Ser A, BAM	4.00%	01/01/32	1,395,916
500,000	Chicago IL Ref, Ser A	5.63%	01/01/29	508,829
1,000,000	Cook Cnty IL Sch Dist #81 Schiller Park, BAM	3.00%	12/01/35	984,178
1,650,000	DuPage Cnty IL Sch Dist #58 Downers Grove	5.50%	12/15/42	1,869,943
850,000	IL St Fin Auth Acad Facs Lease Rev Univ of IL at Urbana Champaign Proj, Ser A	5.00%	10/01/34	909,264
970,000	IL St Fin Auth Acad Facs Lease Rev Univ of IL at Urbana Champaign Proj, Ser A	5.00%	10/01/35	1,033,354
845,000	IL St Fin Auth Rev Ref Mercy Hlth Sys Oblig Grp	5.00%	12/01/33	852,356
1,775,000	IL St Fin Auth Rev Ref Moorings of Arlington Heights, Ser A	5.00%	11/01/36	1,943,776
4,350,000	IL St Fin Auth Rev Township High Sch Dist #207 Proj	4.00%	12/01/38	4,417,732
500,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev CHF Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	507,156
95,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev CHF Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/31	96,778
465,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev CHF Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/32	473,174
2,170,000	IL St Hsg Dev Auth Mf Hsg Rev Var S Shore HHDC (Mandatory put 02/01/26)	5.00%	02/01/27	2,170,000
3,310,000	IL St Hsg Dev Auth Rev Ref Sustainable Bond, Ser A	5.00%	10/01/46	3,440,211
3,175,000	IL St Sales Tax Rev Junior Oblig, Ser A, BAM	3.00%	06/15/34	3,072,395
500,000	IL St Toll Hwy Auth Ref Sr, Ser A	5.00%	01/01/38	570,249
1,500,000	IL St, Ser A	5.00%	12/01/26	1,530,459
2,000,000	IL St, Ser A	4.00%	03/01/38	2,003,962
2,500,000	IL St, Ser A	5.50%	03/01/42	2,709,655
1,750,000	IL St, Ser A	5.50%	03/01/47	1,837,837
750,000	IL St, Ser B	5.25%	05/01/38	824,426
1,000,000	IL St, Ser B	5.25%	05/01/39	1,090,332
1,000,000	IL St, Ser B	5.25%	05/01/45	1,052,975
4,500,000	IL St, Ser C	5.00%	11/01/29	4,678,038
3,460,000	Kane Cook & DuPage Cntys IL Cmnty Clg Dist #509	4.00%	12/15/40	3,569,036
1,400,000	Lincolnwood IL Tax Incr Allocation Rev NTS Dist 1860 Dev Proj, Ser A, COPS (e)	4.82%	01/01/41	1,400,526
1,175,000	Madison Bond Etc Cntys IL Cmnty Unit Sch Dist #5, Ser B, AG	5.50%	02/01/39	1,272,956
700,000	Madison Bond Etc Cntys IL Cmnty Unit Sch Dist #5, Ser B, AG	5.50%	02/01/40	755,371
1,160,000	McLean Cnty IL Cmnty Unit Sch Dist #19 Ridgeview Ref, Ser B, BAM	5.25%	12/01/44	1,238,762
1,140,000	Moultrie Shelby & Coles Cntys IL Cmnty Unit Sch Dist #300, BAM	5.00%	12/01/43	1,192,011
875,000	Moultrie Shelby & Coles Cntys IL Cmnty Unit Sch Dist #300, BAM	5.00%	12/01/44	915,481
2,000,000	S Wstrn IL Dev Auth Rev Ref Traid Cmnty USD #2 Proj, Ser B, BAM	5.50%	04/01/42	2,236,287

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$1,000,000	S Wstrn IL Dev Auth Rev Ref Traid Cmnty USD #2 Proj, Ser B, BAM	5.50%	04/01/43	$1,105,133
2,000,000	Sales Tax Securitization Corp IL Ref Second Lien, Ser A, BAM	4.00%	01/01/40	1,997,853
3,925,000	Sales Tax Securitization Corp IL Ref Second Lien, Ser A	5.00%	01/01/40	4,334,869
2,000,000	Sales Tax Securitization Corp IL Ref Sr Lien, Ser A	5.00%	01/01/40	2,198,406
1,000,000	Sales Tax Securitization Corp IL Ref Sr Lien, Ser A	5.00%	01/01/42	1,075,596
950,000	Sales Tax Securitization Corp IL Ref, Ser C	5.50%	01/01/36	1,006,959
1,025,000	Sales Tax Securitization Corp IL Ref, Ser C	5.25%	01/01/43	1,053,272
885,000	Skokie IL Park Dist, Ser A	5.00%	12/01/34	987,792
510,000	Skokie IL Park Dist, Ser A	5.00%	12/01/35	567,169
1,295,000	Univ of IL IL Revs Auxiliary Facs Sys, Ser A, AG	3.00%	04/01/37	1,222,767
510,000	Univ of IL IL Revs Auxiliary Facs Sys, Ser B, BAM	3.50%	04/01/41	484,290
630,000	Will Cnty IL Forest Preserve Dist	5.00%	12/15/41	688,081
				96,784,950
	Indiana — 3.3%
3,080,000	Borden Henryville Multi Sch Bldg Corp IN	5.00%	07/15/39	3,334,706
2,000,000	Brownsburg IN 1999 Sch Bldg Corp First Mtge, Ser A	5.00%	07/15/42	2,169,233
2,000,000	Carmel IN Redev Auth	3.00%	07/15/40	1,866,664
925,000	Columbus IN Multi Sch Bldg Corp First Mtge	5.00%	07/15/39	1,045,045
1,000,000	Columbus IN Multi Sch Bldg Corp First Mtge	5.00%	01/15/45	1,062,573
4,550,000	E Allen IN Multi Sch Bldg Corp First Mtgs	5.00%	07/15/43	4,827,860
150,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (e)	5.30%	01/01/32	149,475
2,840,000	Fort Wayne IN Redev Auth Lease Rental Rev Riverfront Phase II Proj	5.00%	12/15/41	3,023,550
750,000	Franklin Twp IN Multi Sch Bldg Corp First Mtge	5.00%	07/15/40	830,846
1,000,000	Franklin Twp IN Multi Sch Bldg Corp First Mtge	5.00%	07/15/41	1,100,373
1,010,000	Franklin Twp IN Multi Sch Bldg Corp First Mtge	5.00%	07/15/42	1,099,268
1,210,000	Franklin Twp IN Multi Sch Bldg Corp First Mtge	5.00%	07/15/43	1,301,207
2,340,000	Hendricks Cnty IN Redev Auth Lease Rental Rev	5.00%	07/15/37	2,617,947
500,000	IN Fin Auth Eductnl Facs Rev Taylor Univ Proj	5.25%	09/01/40	558,593
705,000	IN Fin Auth Eductnl Facs Rev Taylor Univ Proj	5.25%	09/01/42	774,157
740,000	IN Fin Auth Eductnl Facs Rev Taylor Univ Proj	5.25%	09/01/43	801,948
780,000	IN Fin Auth Eductnl Facs Rev Taylor Univ Proj	5.25%	09/01/44	835,237
3,000,000	IN Fin Auth Midwestern Disaster Relief Rev OH Vly Elec Corp Proj Remk, Ser A	4.25%	11/01/30	3,106,371
1,250,000	IN St Fin Auth Econ Dev Rev Var Ref Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 03/02/26)	3.45%	05/01/28	1,250,286
1,500,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	1,519,142
1,555,000	IN St Fin Auth Hlth Fac Rev Margaret Mary Hlth Proj, Ser A	5.00%	03/01/31	1,669,661
1,000,000	IN St Fin Auth Hlth Fac Rev Margaret Mary Hlth Proj, Ser A	5.50%	03/01/39	1,097,824
2,000,000	IN St Fin Auth Hlth Sys Rev IN Univ Hlth, Ser A	5.00%	10/01/43	2,133,419
1,330,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/37	1,293,463
1,000,000	IN St Fin Auth Hosp Rev Reid Hlth, AG	5.00%	01/01/40	1,065,223
4,250,000	IN St Hsg & Cmnty Dev Auth Sf Mtge Rev Var Remk, Ser C-3 (d)	3.20%	07/01/47	4,250,000
2,800,000	IN St Muni Pwr Agy Ref, Ser A	5.00%	01/01/42	2,817,432
3,000,000	Indianapolis IN Loc Pub Impt Bond Bank Ref Unlimited Ad Valorem Property Tax Supported Proj, Ser D	5.00%	01/15/38	3,411,211
5,000,000	IPS Multi Sch Bldg Corp IN Sustainable Bond First Mtge	5.00%	07/15/42	5,396,607
1,080,000	Msd Warren Twp IN Vision 2005 Sch Bldg Corp Rev	3.00%	07/10/35	1,060,942

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana (Continued)
$2,485,000	Northern IN Commuter Transprtn Dist Indl Rev	5.25%	01/01/49	$2,622,727
1,000,000	Penn IN High Sch Bldg Corp 1st Mtge Bonds, Ser A	5.00%	07/15/42	1,065,197
1,500,000	Sunman Dearborn IN High Sch Bldg Corp First Mtge	5.00%	07/15/41	1,624,833
1,500,000	Whiting IN Envrnmntl Facs Rev Ref BP Products N America Inc Proj, Ser A, AMT (Mandatory put 06/05/26)	5.00%	12/01/44	1,511,393
				64,294,413
	Iowa — 0.9%
2,385,000	Coralville IA Ref, Ser A	5.00%	05/01/38	2,388,978
2,000,000	Dallas Ctr IA Grimes Cmnty Sch Dist	3.00%	05/01/39	1,846,035
4,000,000	IA St Brd Regents Hosp Rev Univ of IA Hlth Cares Hosp Sys, Ser A	5.00%	09/01/40	4,433,152
3,000,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Co Proj (Pre-refunded maturity 12/01/32)	5.00%	12/01/50	3,487,997
2,500,000	St Univ of IA Univ Rev Ref the St Univ of IA, Ser S.U.I. 2025	5.00%	07/01/46	2,628,731
1,060,000	Univ of IA IA Facs Corp Museum of Art Proj	3.00%	06/01/38	979,300
1,085,000	Univ of IA IA Facs Corp Museum of Art Proj	3.00%	06/01/39	980,555
				16,744,748
	Kansas — 0.4%
1,120,000	Douglas Cnty KS, Ser A	5.00%	09/01/40	1,243,547
1,025,000	Douglas Cnty KS, Ser A	5.00%	09/01/41	1,126,026
500,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/31	508,939
625,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/32	634,783
575,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/33	581,513
500,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/34	503,529
525,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/35	526,938
600,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/36	599,419
2,000,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Vlg E Proj Areas 2B 3 5 (e)	5.75%	09/01/39	2,046,941
				7,771,635
	Kentucky — 2.6%
1,350,000	Ashland KY Med Ctr Rev Ref Ashland Hosp Corp DBA Kings Daughters Med Ctr, AG	3.00%	02/01/40	1,240,766
4,100,000	Boyle Cnty KY Eductnl Facs Rev Ref Ctr Clg, Ser A	5.25%	06/01/43	4,303,160
2,000,000	Jefferson Cnty KY Sch Dist Fin Corp Sch Bldg Rev, Ser B	3.00%	12/01/38	1,807,674
2,350,000	Kenton Cnty KY Arpt Brd, Ser A, AMT	5.25%	01/01/44	2,475,900
145,000	KY St Econ Dev Fin Auth Baptist Hlthcare Sys, Ser B	5.00%	08/15/28	150,066
2,950,000	KY St Econ Dev Fin Auth Baptist Hlthcare Sys, Ser B	5.00%	08/15/46	2,977,033
625,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/38	628,159
1,480,000	KY St Hsg Corp Sf Mtge, Ser C	4.00%	07/01/39	1,491,698
4,545,000	KY St Muni Energy Agy Pwr Sys Rev Energy Ctr I Proj	5.00%	01/01/44	4,758,068
1,500,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser A-1 (Mandatory put 02/01/32)	5.25%	04/01/54	1,621,970
2,000,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser B (Mandatory put 08/01/32)	5.00%	01/01/55	2,155,944
6,300,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	6,399,648
1,500,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Norton Hlthcare Inc, Ser A	4.00%	10/01/39	1,488,751
1,300,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/40	1,414,490

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kentucky (Continued)
$1,000,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/41	$1,076,778
290,000	Louisville & Jefferson Cnty KY Met Swr Dist Swr & Drain Sys Sustainable Bond, Ser A	5.00%	05/15/29	314,501
16,200,000	Meade Cnty KY Indl Bldg Rev Var Nucor Steel Brandenburg Proj Sustainable Bond, Ser B-1 (d)	3.65%	08/01/61	16,200,000
1,000,000	Trimble Cnty KY Envrnmntl Facs Rev Var Louisville Gas & Elec Co Proj, Ser A, AMT (Mandatory put 06/01/27)	4.70%	06/01/54	1,009,788
				51,514,394
	Louisiana — 0.9%
3,690,000	E Baton Rouge Parish LA Capital Impts Dist Movebr Sales T	5.00%	08/01/48	3,838,856
6,500,000	E Baton Rouge Parish LA Swr Commn Rev Ref, Ser A	4.00%	02/01/45	6,329,781
1,700,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Hosp Womans Fdtn Proj, Ser A	5.00%	10/01/37	1,734,625
1,500,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Westlake Chemical Corp Proj Remk	3.50%	11/01/32	1,502,650
2,000,000	Lafayette LA Utils Rev Electric Projs, AG	5.00%	11/01/46	2,086,549
1,330,000	Lafayette Parish LA Sch Brd Sales Tax Rev	5.50%	04/01/45	1,466,572
				16,959,033
	Maryland — 1.0%
650,000	Baltimore Cnty MD Rev Ref Oak Crest Vlg Inc Fac	4.00%	01/01/40	650,685
650,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/36	660,991
2,020,000	Baltimore MD Spl Oblig Ref E Baltimore Rsrch Park Proj, Ser A	5.00%	09/01/38	2,042,318
135,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (e)	2.85%	06/01/26	134,606
2,000,000	Cmnty Dev Admin MD Mf Dev Rev Sustainable Bonds Vlgs at Marley Station, Ser D-2	3.30%	01/01/29	2,031,530
750,000	MD St Dept of Transprtn BWI Thurgood Marshall Arpt Proj, Ser A, AG, AMT	5.25%	08/01/41	835,763
750,000	MD St Dept of Transprtn BWI Thurgood Marshall Arpt Proj, Ser A, AG, AMT	5.25%	08/01/42	825,542
2,660,000	MD St Econ Dev Corp Stdt Hsg Rev College Park Leonard Town Proj, AG	5.00%	07/01/40	2,847,969
700,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Kennedy Kriegern Issue, Ser A	5.00%	07/01/40	752,186
350,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Kennedy Kriegern Issue, Ser A	5.25%	07/01/44	368,874
3,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Meritus Hlth Issue	5.00%	07/01/38	3,381,042
250,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/35	251,489
225,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/36	225,139
750,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/46	654,247
1,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Univ of MD Med Sys Issue, Ser A	5.00%	07/01/40	1,121,128
1,500,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Univ of MD Med Sys Issue, Ser A	5.00%	07/01/41	1,663,645
1,480,000	WA MD Suburban San Dist Consol Pub Impt	3.00%	06/01/39	1,375,361
				19,822,515
	Massachusetts — 0.9%
1,000,000	MA St Consolidated Loan, Ser G	5.00%	12/01/39	1,164,365

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Massachusetts (Continued)
$1,000,000	MA St Consolidated Loan, Ser G	5.00%	12/01/43	$1,111,284
1,000,000	MA St Dev Fin Agy Rev Lasell Vlg Inc	5.25%	07/01/45	1,031,102
100,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (e)	5.00%	11/15/28	103,145
2,000,000	MA St Dev Fin Agy Rev Ref UMass Memorial Hlth Care Oblig Grp, Ser N-1	5.00%	07/01/41	2,147,223
1,935,000	MA St Dev Fin Agy Rev Ref UMass Memorial Hlth Care Oblig Grp, Ser N-1	5.00%	07/01/45	1,987,393
500,000	MA St Dev Fin Agy Rev Tufts Univ Stdt Hsg Proj Prg Medford Properties Inc	5.25%	06/01/41	558,512
2,500,000	MA St Dev Fin Agy Rev Var Amherst Clg Issue, Ser A (Mandatory put 11/01/35)	5.00%	11/01/55	2,975,976
3,920,000	MA St Port Auth Ref, Ser A, AMT	5.00%	07/01/32	4,190,318
1,555,000	MA St Port Auth, Ser C, AMT	5.00%	07/01/31	1,666,230
				16,935,548
	Michigan — 2.3%
1,620,000	Charles Stewart Mott MI Cmnty Clg Ref, AG	5.00%	05/01/41	1,799,598
2,500,000	Grand Rapids MI Santn Swr Sys Rev	5.00%	01/01/43	2,553,510
2,000,000	Great Lakes MI Wtr Auth Sewage Disposal Sys Rev Ref Sr Lien, Ser A	5.00%	07/01/37	2,282,043
1,415,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Sr Lien, Ser A	5.00%	07/01/38	1,616,246
1,000,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Sr Lien, Ser C	5.00%	07/01/31	1,010,371
1,070,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Sr Lien, Ser C	5.25%	07/01/43	1,184,433
1,000,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Sr Lien, Ser C	5.25%	07/01/44	1,097,701
650,000	Howell MI Pub Schs, Ser II	5.00%	05/01/39	741,113
500,000	Howell MI Pub Schs, Ser II	5.00%	05/01/40	562,190
4,965,000	Kalamazoo MI Hosp Fin Auth Unrefunded Ref Bronson Hlthcare Grp	4.00%	05/15/36	4,968,254
1,325,000	Kentwood MI	5.00%	10/01/43	1,423,084
1,195,000	Lake Shore MI Pub Schs, Ser I	5.00%	11/01/37	1,327,859
1,000,000	Lakeview MI Pub Sch Dist	3.00%	11/01/35	981,235
1,000,000	L’Anse Creuse MI Pub Schs, Ser I	5.00%	05/01/42	1,099,408
500,000	MI St Fin Auth Act 38 Facs Sr Rev Sustainable Bonds Henry Ford Hlth Detroit Util Plant Proj	5.25%	02/28/42	536,890
795,000	MI St Fin Auth Rev Multi Modal McLaren Hlth Care, Ser A	5.00%	02/15/37	837,987
2,000,000	MI St Fin Auth Rev Multi Modal McLaren Hlth Care, Ser A	4.00%	02/15/44	1,864,497
1,070,000	MI St Fin Auth Rev Ref Beaumont Spectrum Consolidation, Ser A	5.00%	04/15/33	1,211,259
1,000,000	MI St Fin Auth Rev Ref CHE Trinity Hlth Credit Grp Remk, Ser 2013-2	4.00%	12/01/35	1,021,760
2,000,000	MI St Fin Auth Rev Ref Hosp McLaren Hlth Care, Ser B	5.00%	05/15/33	2,008,086
2,500,000	MI St Fin Auth Rev Ref Sr Turbo, Ser A-2	5.00%	06/01/40	2,591,058
3,810,000	Troy MI City Sch Dist	5.00%	05/01/47	3,959,718
4,500,000	Univ of MI MI, Ser A	3.00%	04/01/28	4,501,633
1,435,000	Wayne Cnty MI Arpt Auth Rev Detroit Met Wayne Co Arpt, Ser B, AG, AMT	5.25%	12/01/36	1,619,355
800,000	Wayne Cnty MI Arpt Auth Rev Ref Detroit Met Wayne Cnty Arpt, Ser D, AMT	5.00%	12/01/39	880,749
450,000	Wayne Cnty MI Arpt Auth Rev Ref Detroit Met Wayne Cnty Arpt, Ser D, AMT	5.00%	12/01/43	477,516
				44,157,553

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Minnesota — 0.6%
$1,740,000	Minneapolis MN & Saint Paul MN Hsg & Redev Auth Hlth Care Children’s Hlth Care	5.00%	08/15/39	$1,943,188
2,000,000	Minneapolis MN & Saint Paul MN Hsg & Redev Auth Hlth Care Children’s Hlth Care	5.00%	08/15/41	2,175,497
950,000	Minneapolis Saint Paul MN Met Arpts Commn Arpt Rev Ref Sub, Ser B, AMT	5.00%	01/01/39	990,130
3,000,000	Minneapolis Saint Paul MN Met Arpts Commn Arpt Rev Subord Priv Activity, Ser B, AMT	5.25%	01/01/42	3,260,839
1,655,000	Minneapolis Saint Paul MN Met Arpts Commn Arpt Rev Subord Priv Activity, Ser B, AMT	5.25%	01/01/49	1,701,028
285,000	MN St Agric & Econ Devbrd HealthPartners Oblig Grp	5.00%	01/01/40	310,211
250,000	Saint Paul MN Hsg & Redev Auth Hlth Care Rev Ref Sys Fairview Hlth Svcs, Ser A	4.00%	11/15/43	232,117
600,000	Sthrn MN St Muni Pwr Agy Pwr Sply Sys Rev Ref, Ser A	5.00%	01/01/40	683,462
500,000	Sthrn MN St Muni Pwr Agy Pwr Sply Sys Rev Ref, Ser A	5.00%	01/01/41	563,190
				11,859,662
	Mississippi — 0.6%
500,000	Gulfport MS Hosp Fac Rev Memorial Hosp at Gulfport Proj	5.25%	07/01/41	543,244
500,000	Gulfport MS Hosp Fac Rev Memorial Hosp at Gulfport Proj	5.25%	07/01/42	537,279
500,000	Gulfport MS Hosp Fac Rev Memorial Hosp at Gulfport Proj	5.25%	07/01/43	530,769
645,000	MS Dev Bk Spl Oblig Lamar Co Sch Dt Go Bond Proj	5.25%	06/01/41	726,975
850,000	MS Dev Bk Spl Oblig Lamar Co Sch Dt Go Bond Proj	5.25%	06/01/42	945,384
2,400,000	MS St Busn Fin Corp Sol Wst Disp Rev Adj Ref MS Pwr Co Proj Remk, AMT (d)	3.30%	05/01/28	2,400,000
5,000,000	MS St Hosp Equipment & Facs Auth Baptist Memorial Hlth Care, Ser A	5.00%	09/01/41	5,034,797
1,150,000	Warren Cnty MS Lease Pur Jail Proj, BAM, COPS	6.00%	09/01/43	1,293,286
				12,011,734
	Missouri — 1.9%
735,000	Jackson Cnty MO Consol Sch Dist #4	5.75%	03/01/39	874,206
690,000	Jackson Cnty MO Consol Sch Dist #4	5.75%	03/01/42	790,267
1,610,000	Jackson Cnty MO Consol Sch Dist #4	5.75%	03/01/43	1,797,931
1,260,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intl Arpt Terminal Mod Proj, Ser B, AMT	5.00%	03/01/46	1,266,094
4,310,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intl Arpt Terminal Mod, Ser A, AMT	5.00%	03/01/31	4,566,103
1,550,000	Maryville MO Sch Dist #R-II	5.00%	03/01/41	1,643,558
530,000	MO Jt Muni Elec Util Commn Pwr Proj Rev Dogwood Energy Fac Proj, Ser C, BAM	5.00%	06/01/38	603,303
555,000	MO Jt Muni Elec Util Commn Pwr Proj Rev Dogwood Energy Fac Proj, Ser C, BAM	5.00%	06/01/39	627,879
1,000,000	MO Jt Muni Elec Util Commn Pwr Proj Rev Ref Prairie St Proj	5.00%	12/01/39	1,131,957
500,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Cox Health & Oblig Grp, Ser A	5.00%	11/15/37	524,384
550,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Mercy Hlth	5.50%	12/01/42	610,332
950,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref BJC Hlth Sys, Ser A	4.00%	07/01/46	873,606
1,000,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref, Ser C (Mandatory put 05/01/28)	5.00%	05/01/52	1,054,247
1,575,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev The Childrens Mercy Hosp, Ser A	4.00%	05/15/48	1,420,140

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Missouri (Continued)
$1,960,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/29	$1,999,290
2,120,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/31	2,182,806
555,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/32	572,442
260,000	MO St Hlth & Eductnl Facs Auth Med Rsrch Lutheran Svcs, Ser A	5.00%	02/01/28	260,350
700,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser A	5.25%	02/01/44	724,494
2,700,000	Phelps Cnty MO Hosp Rev Phelps Hlth	5.75%	12/01/45	2,909,660
2,795,000	Springfield MO Pub Utils Brd, COPS	5.00%	11/01/38	3,157,490
2,000,000	St Charles Cnty MO Pub Wtr Sply Dist #2, COPS	5.00%	12/01/47	2,083,292
2,570,000	St Charles Cnty MO Pub Wtr Sply Dist #2 Pub Wtr Sply Dist No 2, COPS	5.25%	12/01/46	2,734,020
1,295,000	St Louis Cnty MO Spl Oblig Convention Ctr, Ser A	5.25%	12/01/38	1,387,590
1,900,000	St Louis MO Muni Library Dist Ref, BAM, COPS	3.00%	03/15/39	1,694,674
				37,490,115
	Montana — 0.1%
2,000,000	Forsyth MT Poll Control Rev Ref Puget Sound Energy Proj, Ser A	3.90%	03/01/31	2,000,755
	Nebraska — 0.4%
3,000,000	Centrl Plains Energy Proj NE Gas Proj Rev Var Ref Proj #4, Ser A (Mandatory put 11/01/29)	5.00%	05/01/54	3,184,451
1,500,000	Centrl Plains Energy Proj NE Gas Sply Rev, Subser A-1 (Mandatory put 08/01/31)	5.00%	08/01/55	1,612,113
600,000	Omaha NE Pub Pwr Dist Elec Rev, Ser B	5.00%	02/01/46	637,383
1,700,000	Omaha NE Pub Pwr Dist Elec Rev, Ser B	5.00%	02/01/47	1,787,167
				7,221,114
	Nevada — 0.5%
2,505,000	Clark Cnty NV Arpt Rev Ref, Ser B	5.00%	07/01/38	2,649,106
1,750,000	Clark Cnty NV Poll Control Rev Var Ref NV Pwr CO Proj Remk (Mandatory put 03/31/26)	3.75%	01/01/36	1,752,070
1,035,000	Clark Cnty NV Ref Las Vegas Convention & Visitors Auth, Ser C	3.00%	07/01/33	1,036,054
245,000	Las Vegas NV Spl Impt Dist #816 Summerlin Vlg 22	2.25%	06/01/27	240,784
245,000	Las Vegas NV Spl Impt Dist #816 Summerlin Vlg 22	2.50%	06/01/28	238,345
1,000,000	Las Vegas NV Spl Impt Dist #818 Summerlin Vlg 27	5.00%	12/01/39	1,051,679
325,000	Las Vegas NV Spl Impt Dist #819 Spl Impt Dt #819 Summerlin Vlg 30A	5.00%	06/01/40	333,444
165,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/26	165,070
220,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/27	220,319
260,000	NV Dept of Busn & Ind NV Doral Acdmy, Ser A	5.00%	07/15/27	260,154
450,000	Reno Tahoe NV Arpt Auth Arpt Rev Tahoe Intl Arpt, Ser B	5.00%	07/01/43	481,122
1,200,000	Reno Tahoe NV Arpt Auth Arpt Rev Tahoe Intl Arpt, Ser B	5.00%	07/01/49	1,231,242
				9,659,389
	New Hampshire — 0.6%
320,000	Natl Fin Auth NH Rev Adventist Hlth Energy Proj, Ser C	5.25%	07/01/41	341,170
1,575,000	Natl Fin Auth NH Rev Adventist Hlth Energy Proj, Ser C	5.25%	07/01/43	1,641,874
5,500,000	Natl Fin Auth NH Sol Wst Disp Rev Var Ref Wst Mgmt Inc Proj Remk, Ser A- 3, AMT (Mandatory put 07/01/26)	4.00%	07/01/33	5,506,131
1,400,000	Natl Fin Auth NH Spl Rev (e)	5.88%	12/15/33	1,400,595
2,000,000	Natl Fin Auth NH Spl Rev The Wildflower Proj, CABS (e)	(g)	12/15/33	1,210,877

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Hampshire (Continued)
$1,000,000	NH St Hlth & Edu Facs Auth Rev Ref Dartmouth Hlth Oblig Grp Issue	5.00%	08/01/36	$1,155,089
1,000,000	NH St Hlth & Edu Facs Auth Rev Ref Dartmouth Hlth Oblig Grp Issue	5.00%	08/01/37	1,144,231
				12,399,967
	New Jersey — 1.3%
450,000	NJ St Econ Dev Auth Mtr Vehcl Surcharge Rev Ref Sub, Ser A, BAM	5.00%	07/01/28	463,682
2,000,000	NJ St Econ Dev Auth Rev Portal N Bridge Proj NJ Transit Transprtn Proj Bonds, Ser A	5.25%	11/01/40	2,215,786
3,250,000	NJ St Econ Dev Auth Rev Sch Facs Constr Prog, Ser LLL	5.00%	06/15/39	3,446,792
3,880,000	NJ St Econ Dev Auth Rev Sch Facs Constr Prog, Ser LLL	5.00%	06/15/44	4,015,015
1,050,000	NJ St Econ Dev Auth Rev Sustainable Bonds, Ser QQQ	5.00%	06/15/31	1,172,723
750,000	NJ St Econ Dev Auth Wtr Facs Rev Var Ref NJ American Wtr Co Inc Proj Remk, Ser B, AMT (Mandatory put 06/01/28)	3.75%	11/01/34	760,739
2,500,000	NJ St Transprtn Trust Fund Auth Fun Auth Transprtn Prog Bonds, Ser CC	5.25%	06/15/41	2,765,487
140,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys Bonds, Ser A	5.00%	12/15/39	148,658
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/30	536,448
1,000,000	NJ St Transprtn Trust Fund Auth Ref, Ser AA	5.25%	06/15/41	1,132,661
2,250,000	NJ St Transprtn Trust Fund Auth Transprtn Prog Bonds, Ser AA (Pre-refunded maturity 12/15/28)	5.00%	06/15/31	2,427,209
1,700,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser AA	5.00%	06/15/45	1,814,377
1,080,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser CC	5.00%	06/15/44	1,158,371
3,000,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser CC	5.25%	06/15/50	3,172,897
1,000,000	NJ St Transprtn Trust Fund Auth, Ser BB	5.00%	06/15/34	1,064,694
				26,295,539
	New Mexico — 0.5%
2,555,000	Albuquerque NM, Ser A	2.50%	07/01/27	2,550,848
2,000,000	Farmington NM Poll Control Rev Var Ref Pub Svc Co NM San Juan Proj Remk, Ser D (Mandatory put 06/01/28)	3.90%	06/01/40	2,035,652
565,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/33	585,630
300,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/35	307,753
250,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.45%	10/01/26	250,721
260,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.55%	10/01/27	262,396
365,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	5.00%	10/01/33	366,811
825,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	5.00%	06/01/32	873,377
3,000,000	NM St Muni Energy Acq Auth Gas Sply Ref (Mandatory put 11/01/30)	5.00%	06/01/54	3,200,713
				10,433,901
	New York — 6.2%
800,000	Albany NY Capital Res Corp Ref Albany Med Ctr Hosp Proj, Ser A	5.25%	05/01/43	884,131
1,000,000	Albany NY Capital Res Corp Ref Albany Med Ctr Hosp Proj, Ser A	5.25%	05/01/44	1,091,922
1,000,000	Albany NY Capital Res Corp Ref Albany Med Ctr Hosp Proj, Ser A	5.25%	05/01/45	1,076,875
1,000,000	Battery Park City NY Auth Ref Sustainable Bonds Sr	5.00%	11/01/40	1,164,156
415,000	Build NYC Res Corp NY Rev Sustainable Bond Kipp NYC Pub Sch Facs Canal W Proj	5.00%	07/01/36	443,424

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$2,000,000	Build NYC Res Corp NY Rev Sustainable Bond Kipp NYC Pub Sch Facs Canal W Proj	5.00%	07/01/42	$2,050,735
2,700,000	Chautauqua Cnty NY Capital Res Corp Exempt Facs Rev Var Ref NRG Energy Proj Remk (Mandatory put 04/03/28)	4.25%	04/01/42	2,763,330
1,000,000	Genesee Cnty NY Funding Corp Rochester Regl Hlth Energy Proj, Ser A	5.00%	12/01/39	1,089,774
1,000,000	Genesee Cnty NY Funding Corp Rochester Regl Hlth Energy Proj, Ser A	5.00%	12/01/45	1,018,511
495,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	5.00%	02/15/37	505,249
1,000,000	Kings Park NY Centrl Sch Dist, Ser B	3.00%	07/15/31	1,000,084
350,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	5.00%	09/01/35	383,133
250,000	Monroe Cnty NY Indl Dev Corp Rev Ref St John Fisher Univ Proj	5.00%	06/01/44	264,578
630,000	Monroe Cnty NY Indl Dev Corp Rev Ref St John Fisher Univ Proj	5.25%	06/01/49	663,806
375,000	N Babylon NY Union Free Sch Dist	3.00%	07/01/35	373,654
175,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution, Subser EE-2	5.00%	06/15/40	186,373
2,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref Fiscal 2025, Ser DD	5.50%	06/15/39	2,400,989
1,500,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Var 2nd Gen Resolution, Subser CC (d)	3.20%	06/15/53	1,500,000
1,000,000	New York City NY Transitional Fin Auth Bldg Aid Rev Subord Ref, Ser S-2A	5.00%	07/15/34	1,059,469
10,000,000	New York City NY Transitional Fin Auth Rev Sub, Ser B-1	4.00%	11/01/37	10,183,527
2,500,000	New York City NY Transitional Fin Auth Rev Sub, Ser B-1	4.00%	11/01/38	2,535,635
4,000,000	New York City NY Transitional Fin Auth Rev Subord, Ser A-1	5.25%	08/01/40	4,418,354
1,375,000	NY Energy Fin Dev Corp Var (Mandatory put 12/01/33)	5.00%	07/01/56	1,466,756
4,400,000	NY NY Adjustable Fiscal 2020, Subser B-3 (d)	3.20%	10/01/46	4,400,000
250,000	NY NY Fiscal 2025 Multi Modal, Ser E	5.00%	08/01/41	276,874
1,665,000	NY NY Fiscal 2026, Ser D	5.00%	10/01/43	1,803,885
5,690,000	NY NY, Ser A, Subser A-1	4.00%	08/01/40	5,725,098
5,730,000	NY NY, Ser B, Subser B-1	5.25%	10/01/39	6,369,719
2,925,000	NY NY, Ser B, Subser B-1	5.25%	10/01/41	3,217,413
3,000,000	NY NY, Ser C, Subser C-1	5.25%	09/01/45	3,224,615
6,015,000	NY NY, Ser F-1	5.00%	03/01/42	6,382,850
450,000	NY St Dorm Auth Revs Non St Supported Debt Pratt Institute Ref	5.00%	07/01/39	452,607
500,000	NY St Dorm Auth Revs Non St Supported Debt Ref Northwell Hlth Oblig Grp, Ser A	5.00%	05/01/38	546,372
1,000,000	NY St Dorm Auth Revs Non St Supported Debt Var Memorial Sloan Kettering Cancer Ctr, Ser 2-B (Mandatory put 07/01/32)	5.00%	07/01/49	1,110,318
1,000,000	NY St Dorm Auth Revs Non St Supported Debt White Plains Hosp Obligated Grp, AG	5.25%	10/01/43	1,071,604
8,000,000	NY St Dorm Auth Sales Tax Rev Ref Grp 3, Ser E	5.00%	03/15/38	8,449,221
1,925,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser A	3.00%	03/15/42	1,649,252
500,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser C	5.00%	03/15/39	577,989
1,500,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser C	5.25%	03/15/46	1,622,559
4,625,000	NY St Hsg Fin Agy Affordable Hsg Rev Var 320 W 38th St Hsg Remk, Ser A (Mandatory put 11/01/31)	3.57%	05/01/42	4,728,698
195,000	NY St Thruway Auth Gen Rev Jr Indebtedness Obl Subord, Ser B	4.00%	01/01/45	180,986
2,225,000	NY St Thruway Auth Personal Income Tax Rev Ref Bidding Grp 3	5.00%	03/15/40	2,439,218
4,185,000	NY St Thruway Auth Personal Income Tax Rev Ref Bidding Grp 3	5.00%	03/15/41	4,536,501

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$1,250,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	4.00%	10/01/30	$1,269,096
2,720,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	5.00%	10/01/35	2,889,213
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev LaGuardia Arpt Terminal C&D Redev Proj, AMT	6.00%	04/01/35	1,107,028
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt New Terminal, AMT	5.25%	06/30/40	1,074,168
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt New Terminal, AMT	5.25%	06/30/43	1,047,906
1,240,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt Terminal One Prj, AG, AMT	5.50%	06/30/42	1,320,403
500,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt Terminal One Prj, AG, AMT	5.50%	06/30/43	528,611
750,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt Terminal One Prj, AG, AMT	5.50%	06/30/44	786,766
2,750,000	Port Auth of NY & NJ NY Ref, Ser 246, AMT	5.00%	09/01/44	2,889,005
1,250,000	Rockland Cnty NY Sol Wst Mgmt Auth Animal Shelter Proj, Ser A	6.25%	12/15/49	1,415,050
4,000,000	Suffolk Regl Off Track Betting Corp NY Rev	5.75%	12/01/44	4,104,910
150,000	Syracuse Regl Arpt Auth NY Sr Arpt Rev Ref, AMT	4.00%	07/01/36	150,601
2,165,000	Util Debt Securitization Auth NY Ref Restructuring Bonds, Ser TE-1	5.00%	12/15/39	2,416,887
675,000	Westchester Cnty NY Loc Dev Corp Rev Westchester Med Ctr Oblig Grp Proj, AG	5.75%	11/01/48	729,842
500,000	Westchester Cnty NY Loc Dev Corp Rev Westchester Med Ctr Oblig Grp Proj, AG	5.75%	11/01/49	539,701
850,000	Yonkers NY, Ser F, BAM	5.00%	11/15/40	936,965
500,000	Yonkers NY, Ser F, BAM	5.00%	11/15/41	545,168
				121,041,564
	North Carolina — 0.8%
890,000	Charlotte NC Arpt Rev Charlotte Douglas Intl Arpt, Ser B, AMT	5.00%	07/01/29	957,368
925,000	Charlotte NC Arpt Rev, Ser A	5.00%	07/01/42	1,010,534
500,000	Charlotte NC Arpt Rev, Ser B, AMT	5.00%	07/01/40	541,133
1,250,000	NC St Med Care Commn Hlth Care Facs Rev Ref Duke Univ Hlth Sys, Ser A	5.00%	06/01/38	1,427,039
375,000	NC St Med Care Commn Hosp Rev Caromont Hlth, Ser A	5.00%	02/01/32	415,882
4,000,000	NC St Med Care Commn Retmnt Facs Rev Carolina Meadows	5.25%	12/01/44	4,179,411
1,000,000	NC St Med Care Commn Retmnt Facs Rev Deerfield Episcopal Retmnt Cmnty Proj, Ser A	5.00%	11/01/40	1,083,804
1,500,000	NC St Med Care Commn Retmnt Facs Rev Deerfield Episcopal Retmnt Cmnty Proj, Ser A	5.25%	11/01/46	1,546,159
500,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn at Maryfield Proj, Ser A	5.00%	10/01/45	477,905
750,000	NC St Med Care Commn Retmnt Facs Rev United Methodist Retmnt Homes Proj, Ser A	5.00%	10/01/39	791,460
915,000	NC St Med Care Commn Retmnt Facs Rev United Methodist Retmnt Homes Proj, Ser A	5.00%	10/01/40	987,150
250,000	NC St Med Care Commn Retmnt Facs Rev United Methodist Retmnt Homes, Ser 2024 B-1	4.25%	10/01/28	250,179

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	North Carolina (Continued)
$1,000,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/35	$1,019,901
300,000	Sampson Cnty NC Ltd Oblig Ref	5.00%	12/01/34	349,410
				15,037,335
	Ohio — 2.6%
1,250,000	Bedford OH City Sch Dist, BAM	5.50%	12/01/40	1,398,365
1,325,000	Bedford OH City Sch Dist, BAM	5.50%	12/01/41	1,468,699
1,000,000	Brunswick OH City Sch Dist, BAM	5.25%	12/01/53	1,044,187
2,000,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Class 1, Ser A-2	4.00%	06/01/48	1,725,318
1,875,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Class 2, Ser B-2	5.00%	06/01/55	1,544,694
370,000	Butler Cnty OH Port Auth Econ Dev Lease Rev Ref Cmnty First Solutions Oblg Grp Proj, Ser A	4.00%	05/15/46	315,951
3,000,000	Columbus OH Regl Arpt Auth Rev Ref John Glenn Columbus Intl Arpt, Ser A, AMT	5.00%	01/01/39	3,283,928
750,000	Columbus OH Regl Arpt Auth Rev Ref John Glenn Columbus Intl Arpt, Ser A, AMT	5.25%	01/01/42	811,562
650,000	Columbus OH Regl Arpt Auth Rev Ref John Glenn Columbus Intl Arpt, Ser A, AMT	5.25%	01/01/43	695,673
1,505,000	Dublin OH Spl Oblg Nontax Rev Ref	5.00%	12/01/41	1,673,958
895,000	Ehove OH Jt Vocational Sch Dist	5.50%	12/01/39	1,008,256
500,000	Hamilton Cnty OH Hlth Care Rev Ref Life Enriching Cmntys Proj	5.25%	01/01/37	545,346
340,000	Hamilton Cnty OH Hlth Care Rev Ref Life Enriching Cmntys Proj	5.50%	01/01/38	374,306
310,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/31	342,635
250,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/32	275,101
380,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/33	416,604
1,000,000	Hamilton Cnty OH Hosp Facs Rev UC Hlth	4.00%	09/15/50	819,199
1,580,000	Jobsohio Beverage Sys Stwd Liquor Profits Rev Ref Stwd Sr Lien Liquor Profit, Ser A	5.00%	01/01/48	1,662,555
2,860,000	Kings OH Loc Sch Dist	5.25%	12/01/49	2,995,703
960,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/32	1,009,713
360,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.25%	09/01/42	385,941
400,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.25%	09/01/43	424,581
400,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.25%	09/01/44	421,169
500,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.25%	09/01/49	510,979
400,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	4.00%	08/01/37	401,441
1,375,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	4.00%	08/01/41	1,341,530
2,500,000	OH St Air Quality Dev Auth American Elec Pwr Co Proj Remk, Ser A (Mandatory put 10/01/29)	2.40%	12/01/38	2,401,422
3,000,000	OH St Air Quality Dev Auth OH Vly Electric Corp Proj Remk, Ser B, AMT (Mandatory put 10/01/29)	2.60%	06/01/41	2,907,161
1,000,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser A, AMT (Mandatory put 06/01/27)	4.25%	11/01/39	1,016,183
2,000,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser B (Mandatory put 06/01/27)	4.00%	09/01/30	2,033,764
500,000	OH St Hgr Eductnl Fac Commn Ref Rev Judson Oblig Grp 2020 Proj, Ser A	5.00%	12/01/45	486,055

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio (Continued)
$1,300,000	OH St Hgr Eductnl Fac Commn Ref Univ of Dayton 2025 Proj	5.00%	02/01/41	$1,436,536
500,000	OH St Hosp Rev Ref, Ser A	4.00%	01/15/38	503,381
700,000	OH St Wtr Dev Auth Rev Sustainable Bond, Ser A	5.00%	12/01/39	779,838
2,275,000	OH St, Ser A	5.00%	02/01/34	2,275,000
580,000	Port of Gtr Cincinnati Dev Auth OH Rev Subord Ref Duke Energy Convention Ctr Proj, Ser B	5.00%	12/01/42	630,826
685,000	Port of Gtr Cincinnati Dev Auth OH Rev Subord Ref Duke Energy Convention Ctr Proj, Ser B	5.00%	12/01/43	735,928
2,000,000	Univ of Cincinnati OH Recpts, Ser A	5.25%	06/01/49	2,104,628
1,075,000	Warren Cnty OH Hlth Care Facs Rev Ref Otterbein Homes Obligated Grp	5.00%	07/01/35	1,200,282
1,000,000	Warren Cnty OH Hlth Care Facs Rev Ref Otterbein Homes Obligated Grp	5.00%	07/01/42	1,046,145
1,950,000	Warren Cnty OH Hosp Facs Rev Ref Cmnty First Solutions Obligated Grp, Ser A	5.00%	05/15/44	1,983,384
1,930,000	Washington OH Loc Sch Dist Lucas Cnty, Ser A	3.00%	12/01/40	1,689,346
				50,127,273
	Oklahoma — 0.5%
175,000	Catoosa OK Indl Auth Sales Tax Rev	4.50%	10/01/32	175,178
3,800,000	OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1 (f)	7.25%	09/01/51	3,756,941
1,500,000	OK St Turnpike Auth Sr Bonds, Ser A	5.25%	01/01/46	1,616,310
1,600,000	OK St Wtr Res Brd St Loan Prog Rev St Loan Prog, Ser C	5.00%	10/01/46	1,675,750
2,305,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City Del City Pub Schs Proj, BAM	5.00%	10/01/43	2,468,336
250,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/26	252,299
				9,944,814
	Oregon — 0.8%
750,000	Astoria OR Hosp Facs Auth Columbia Memorial Hosp Proj	5.25%	08/01/40	809,370
750,000	Astoria OR Hosp Facs Auth Columbia Memorial Hosp Proj	5.25%	08/01/44	770,734
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.25%	11/15/50	495,063
170,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	4.00%	05/15/26	169,960
250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	5.00%	11/15/32	252,460
1,250,000	Medford OR Hosp Facs Auth Rev Ref Asante Proj, Ser A	5.00%	08/15/34	1,357,544
1,820,000	OR St Ref Article XI-G Proj, Ser G	5.00%	08/01/44	1,992,884
1,890,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/29	2,033,062
1,000,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/38	1,043,695
4,950,000	Tri Cnty Met Transprtn Dist OR Rev, Ser A, GARVEE	5.00%	10/01/32	5,175,138
1,000,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/47	988,868
				15,088,778
	Pennsylvania — 5.3%
2,245,000	Adams Cnty PA Gen Auth Rev Ref The Brethren Home Cmnty Proj, Ser A	5.00%	06/01/44	2,279,453
1,500,000	Allegheny Cnty PA Arpt Auth Arpt Rev Pittsburgh Arpt, Ser A, AG, AMT	5.50%	01/01/42	1,639,513
2,300,000	Allegheny Cnty PA Arpt Auth Arpt Rev Pittsburgh Arpt, Ser A, AG, AMT	5.50%	01/01/43	2,491,713

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$1,500,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Obligated Grp Issue, Ser A	5.00%	04/01/32	$1,569,845
3,050,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/35	3,108,624
2,180,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/36	2,207,331
750,000	Allegheny Cnty PA San Auth Ref	5.00%	12/01/39	854,346
460,000	Berks Cnty PA Indl Dev Auth Hlthcare Facs Rev Ref Highlands at Wyomissing, Ser A	5.00%	05/15/32	468,896
1,050,000	Bucks Cnty PA Indl Dev Auth Hosp Rev St Luke’s Univ Hlth Network Proj	4.00%	08/15/44	955,299
1,185,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/32	1,209,960
415,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/33	423,717
2,000,000	Chester Cnty PA Indl Dev Auth Nts Avon Grove Chrt Sch	5.00%	03/01/27	2,016,702
2,000,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Bonds, AG	4.00%	06/01/39	2,000,274
1,000,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/33	1,001,177
100,000	Cumberland Cnty PA Muni Auth Unrefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/30	100,135
235,000	Cumberland Cnty PA Muni Auth Unrefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/38	235,173
5,200,000	DE Vly PA Regl Fin Auth Var, Ser B (d)	3.20%	09/01/59	5,200,000
100,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/32	101,744
115,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/33	116,651
900,000	Erie PA Swr Auth, BAM	5.00%	12/01/42	959,073
1,200,000	Erie PA Swr Auth, BAM	5.00%	12/01/43	1,263,833
1,810,000	Geisinger PA Auth Hlth Sys Rev Ref Geisinger Hlth Sys, Ser A-1	4.00%	02/15/47	1,617,980
1,110,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/38	1,112,091
1,100,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/38	1,156,378
1,735,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/40	1,806,471
1,500,000	Lancaster PA Muni Auth Hlthcare Facs Rev Ref Luthercare Proj, Ser A	5.00%	12/01/45	1,510,676
550,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/46	443,092
2,415,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/51	1,873,752
500,000	Maxatawny Twp PA Muni Auth Rev Diakon Lutheran Social Ministries Proj, Ser A	5.00%	01/01/41	516,755
4,750,000	Montgomery Cnty PA Indl Dev Auth Exempt Facs Rev Var Constellation Energy Generation LLC Proj Ref, Ser A (Mandatory put 04/03/28)	4.10%	04/01/53	4,865,312
1,015,000	Montgomery Cnty PA Indl Dev Auth Ref Acts Retmnt Life Cmntys In Obligated Grp, Ser A	5.00%	11/15/42	1,074,486
480,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	5.00%	12/01/26	485,926
100,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/33	101,043
580,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	5.00%	12/01/44	582,554
2,000,000	PA St Econ Dev Fing Auth Rev PA Bridges Finco LP P3 Proj	5.00%	12/31/34	2,008,502
1,500,000	PA St Econ Dev Fing Auth Rev Ref Presbyterian Sr Living Prj, Ser B-2	5.00%	07/01/42	1,541,667

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$500,000	PA St Econ Dev Fing Auth Solid Wst Disposal Rev Var Ref Core Nat Res Inc Proj, AMT (Mandatory put 03/27/35) (e)	5.45%	01/01/51	$546,109
2,000,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.25%	06/30/35	2,230,613
5,835,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.25%	06/30/36	6,458,138
210,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.50%	06/30/37	233,729
2,630,000	PA St Econ Dev Fing Auth UPMC Rev Ref UPMC Obligated Grp, Ser B	5.00%	03/15/41	2,843,308
2,500,000	PA St Hsg Fin Agy Sf Mtge Rev Non Ace, Ser 125B, AMT	3.65%	10/01/42	2,359,640
880,000	PA St Hsg Fin Agy Sf Mtge Rev Non Ace, Ser 125B, AMT	3.70%	10/01/47	764,237
750,000	PA St Turnpike Commn Turnpike Rev Ref Subord, First Ser	5.00%	12/01/38	838,489
900,000	PA St Turnpike Commn Turnpike Rev Ref Subord, Ser 2017-3	5.00%	12/01/40	925,639
1,000,000	PA St Turnpike Commn Turnpike Rev Ref, Ser B	5.25%	12/01/41	1,108,027
545,000	PA St Turnpike Commn Turnpike Rev Ref, Ser B	5.25%	12/01/42	598,167
2,875,000	PA St Turnpike Commn Turnpike Rev Sub, Ser A, BAM	5.00%	12/01/44	3,001,152
4,500,000	PA St Turnpike Commn Turnpike Rev Subord, Ser A	4.00%	12/01/45	4,224,308
1,200,000	Philadelphia PA Arpt Rev Ref Priv Activity, AG, AMT	4.00%	07/01/38	1,209,469
1,290,000	Philadelphia PA Arpt Rev Ref Priv Activity, Ser B, AMT	5.00%	07/01/40	1,413,689
1,150,000	Philadelphia PA Arpt Rev Ref Priv Activity, Ser B, AMT	5.25%	07/01/42	1,261,901
4,000,000	Philadelphia PA Arpt Rev Ref, Ser B, AMT	5.00%	07/01/29	4,130,363
620,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Mast Chrt Sch Proj	5.00%	08/01/40	632,243
2,425,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Philadelphia E&T Chrt High Sch, Ser A	4.00%	06/01/41	2,183,993
1,000,000	Philadelphia PA Energy Auth Sustainable Bonds Philadelphia Street Lighting Proj, Ser A	5.00%	11/01/41	1,093,333
1,000,000	Philadelphia PA Energy Auth Sustainable Bonds Philadelphia Street Lighting Proj, Ser A	5.00%	11/01/42	1,087,020
2,415,000	Philadelphia PA Gas Wks Rev 1998 General Ordinance Seventeenth, Ser A	5.00%	08/01/44	2,580,238
1,760,000	Philadelphia PA Sch Dist Sustainable Bond, Ser B	5.00%	09/01/35	1,992,724
2,000,000	Philadelphia PA, Ser A	4.00%	05/01/41	2,000,034
2,000,000	S Estrn PA Transprtn Auth Asset Impt Progr	5.25%	06/01/40	2,217,134
3,650,000	S Estrn PA Transprtn Auth Asset Impt Progr	5.25%	06/01/41	4,024,747
135,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/29	136,055
215,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/36	213,283
				103,207,926
	Puerto Rico — 0.9%
5,000,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	5,056,785
307,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(g)	07/01/27	293,166
8,258,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	8,259,300
3,500,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	3,483,240
				17,092,491

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Rhode Island — 0.3%
$1,000,000	Providence RI Pub Bldgs Auth Rev Capital Impt Prog Proj, Ser A, AG	5.25%	09/15/43	$1,084,954
2,975,000	RI St Hlth & Eductnl Bldg Corp Pub Schs Rev City of Cranston Issue, Ser D, AG	5.50%	05/15/49	3,219,411
1,125,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/29	1,130,036
				5,434,401
	South Carolina — 2.0%
2,250,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.25%	11/01/40	2,157,298
760,000	Charleston Cnty SC Arpt Dist Arpt Sys Rev, Ser A, AMT	5.25%	07/01/41	838,629
955,000	Charleston Cnty SC Arpt Dist Arpt Sys Rev, Ser A, AMT	5.25%	07/01/42	1,041,039
1,000,000	Charleston Cnty SC Arpt Dist Arpt Sys Rev, Ser A, AMT	5.25%	07/01/43	1,078,707
3,775,000	Clemson SC Univ Univ Revs, Ser A	5.00%	05/01/50	3,969,819
350,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/26	350,334
1,000,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	1,000,947
1,500,000	SC Jobs Econ Dev Auth Envrnmntl Impt Rev Var Intl Paper Co Proj, Ser A, AMT (Mandatory put 04/01/26)	4.00%	04/01/33	1,501,797
1,270,000	SC St Jobs Econ Dev Auth Econ Dev Rev Bishop Gadsden Episcopal Retmnt Cmnty	5.00%	04/01/36	1,396,632
1,000,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	5.25%	11/15/47	989,041
1,100,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/54	1,014,680
1,000,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Novant Hlth Oblig Grp, Ser A	5.25%	11/01/41	1,113,193
1,475,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Novant Hlth Oblig Grp, Ser A	5.25%	11/01/43	1,606,546
5,250,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Novant Hlth Oblig Grp, Ser A	5.50%	11/01/46	5,663,748
350,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & South of Broad Hlthcare Proj	5.00%	11/15/35	377,413
800,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & South of Broad Hlthcare Proj	5.25%	11/15/39	851,008
350,000	SC St Jobs Econ Dev Auth Hosp Facs Rev Bon Secours Mercy Hlth Inc, Ser A	5.25%	11/01/42	389,576
1,000,000	SC St Jobs Econ Dev Auth Hosp Facs Rev Bon Secours Mercy Hlth Inc, Ser A	5.25%	11/01/43	1,099,343
1,000,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser B	5.00%	12/01/41	1,100,187
2,375,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AG	5.50%	12/01/39	2,673,287
2,000,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AG	5.50%	12/01/40	2,234,479
1,995,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AG	5.50%	12/01/42	2,199,893
1,000,000	SC St Pub Svc Auth Rev, Ser A	5.00%	12/01/40	1,113,339
1,125,000	SC St Pub Svc Auth Rev, Ser A	5.00%	12/01/42	1,229,334
1,000,000	SC St Pub Svc Auth Rev, Ser A	5.00%	12/01/43	1,078,600
				38,068,869
	South Dakota — 0.0%
200,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/28	200,705

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee — 1.8%
$3,035,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Ref Erlanger Hlth	5.25%	12/01/42	$3,309,454
4,175,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Ref Erlanger Hlth	5.25%	12/01/49	4,317,527
200,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/37	202,017
5,590,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/44	5,739,422
1,500,000	Cleveland TN Hlth & Eductnl Facs Brd Rev Hamilton Hlth Care Sys Inc Proj, Ser A	5.00%	08/15/43	1,608,943
3,000,000	Cleveland TN Hlth & Eductnl Facs Brd Rev Hamilton Hlth Care Sys Inc Proj, Ser A	5.00%	08/15/49	3,076,332
595,000	Hamilton Cnty & Chattanooga Sports Auth TN Pub Fac Rev Stadium Proj, Ser A	5.50%	12/01/43	676,825
1,565,000	Hamilton Cnty & Chattanooga Sports Auth TN Pub Fac Rev Stadium Proj, Ser A	5.50%	12/01/44	1,760,520
1,000,000	Hamilton Cnty & Chattanooga Sports Auth TN Pub Fac Rev Stadium Proj, Ser A	5.75%	12/01/50	1,107,373
550,000	Knox Cnty TN Hlth Eductnl & Hsg Fac Brd Stdt Hsg Rev Univ of TN Proj, Ser A-1, BAM	5.00%	07/01/43	576,960
930,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Belmont Univ	5.00%	05/01/42	988,233
1,000,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Belmont Univ	5.25%	05/01/48	1,031,231
270,000	Met Knoxville TN Arpt Auth Arpt Rev, Ser A	5.00%	06/01/43	288,511
525,000	Met Knoxville TN Arpt Auth Arpt Rev, Ser A	5.00%	06/01/44	555,026
1,500,000	Met Nashville TN Arpt Auth Arpt Rev, Ser A (a)	5.00%	07/01/45	1,610,083
600,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.25%	07/01/35	670,221
750,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.50%	07/01/38	838,376
1,000,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT (a)	5.00%	07/01/42	1,088,883
1,250,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT (a)	5.00%	07/01/43	1,342,655
2,500,000	TN St Energy Acq Corp Gas Rev Ref, Ser A	5.00%	12/01/35	2,695,003
2,000,000	TN St Energy Acq Corp Gas Rev Var Ref Gas Proj, Ser A-1 (Mandatory put 05/01/28)	5.00%	05/01/53	2,073,145
				35,556,740
	Texas — 13.3%
1,000,000	Anna TX Spl Assmnt Rev The Woods at Lindsey Place Pub Impt Dt Impt Area #2-3 Proj	5.20%	09/15/45	1,003,019
1,000,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Legacy Trad Schs TX Proj, Ser A	4.13%	02/15/41	830,809
2,000,000	Arlington TX Hsg Fin Corp Mf Hsg Rev Var 6900 Matlok Road (Mandatory put 04/01/27)	4.50%	04/01/41	2,005,569
1,000,000	Aubrey TX Spl Assmnt Ref Jackson Ridge Pub Impt Dt Phase #1 & #2 Assmnts, BAM	5.00%	09/01/40	1,090,745
350,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/35	386,206
1,390,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/40	1,482,374
1,230,000	Austin TX Arpt Sys Rev Ref, AMT	5.00%	11/15/41	1,338,996
1,000,000	Austin TX Arpt Sys Rev Ref, AMT	5.00%	11/15/42	1,079,511
2,400,000	Austin TX Arpt Sys Rev Ref, AMT	5.00%	11/15/43	2,556,104
3,150,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/37	3,308,403
1,000,000	Austin TX Ref	5.00%	09/01/38	1,154,880
1,860,000	Barbers Hill TX Indep Sch Dist Sch Bldg	5.00%	02/15/39	1,895,480
4,000,000	Bexar Cnty TX Ctfs Oblig	5.00%	06/15/42	4,353,426

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$555,000	Bexar Cnty TX Hosp Dist Ref	3.00%	02/15/35	$544,956
2,145,000	Canton TX Indep Sch Dist	5.25%	02/15/41	2,422,757
1,000,000	Celina TX Spl Assmnt Rev Ref Sutton Fields II Pub Impt Dt Neighborhood Proj, BAM	5.00%	09/01/37	1,084,741
1,000,000	Celina TX Spl Assmnt Rev Ref Sutton Fields II Pub Impt Dt Neighborhood Proj, BAM	5.00%	09/01/40	1,064,817
1,000,000	Celina TX Spl Assmnt Rev Ref Sutton Fields II Pub Impt Dt Neighborhood Proj, BAM	5.00%	09/01/45	1,019,945
808,000	Celina TX Spl Assmnt Rev Ref The Lakes at Mustang Ranch Pub Impt Dt Major Impt Area, AG	5.00%	09/01/39	865,578
1,000,000	Centrl TX Regl Mobility Auth Rev Ref Subord, Ser B	5.00%	01/01/39	1,140,382
1,000,000	Centrl TX Regl Mobility Auth Rev Ref Subord, Ser B	5.00%	01/01/40	1,130,816
445,000	Centrl TX Regl Mobility Auth Rev, Ser B	5.00%	01/01/39	478,603
640,000	Centrl TX Regl Mobility Auth Rev, Ser B	4.00%	01/01/41	641,364
1,050,000	Cmnty TX Indep Sch Dist, Ser B	5.25%	02/15/40	1,143,053
415,000	Corpus Christi TX Util Sys Rev Junior Lien, Ser B	5.00%	07/15/35	465,114
1,000,000	Crowley TX Indep Sch Dist	5.25%	02/01/42	1,126,756
2,000,000	Cypress-Fairbanks TX Indep Sch Dist	5.00%	02/15/43	2,144,454
2,500,000	Dallas Fort Worth TX Intl Arpt Rev Ref, Ser B	5.00%	11/01/41	2,759,329
2,500,000	Dallas Fort Worth TX Intl Arpt Rev, Ser A-1, AMT	5.00%	11/01/31	2,788,636
1,500,000	Dallas Fort Worth TX Intl Arpt Rev, Ser A-1, AMT	5.25%	11/01/37	1,705,666
1,700,000	Dallas Fort Worth TX Intl Arpt Rev, Ser A-1, AMT	5.25%	11/01/38	1,921,547
3,300,000	Dallas Fort Worth TX Intl Arpt Rev, Ser A-1, AMT	5.25%	11/01/43	3,578,289
875,000	Denton Cnty TX Spl Assmnt Rev Green Meadows Pub Impt Dt Impt Area #1 Proj (e)	5.38%	12/31/45	903,983
1,000,000	Eagle Mountain & Saginaw TX Indep Sch Dist	5.00%	08/15/44	1,075,406
800,000	Ennis TX Spl Assmnt Rev Prairieview Pub Impt Dt Impt Area #1-2 Proj (f)	5.25%	09/15/45	794,083
825,000	Flower Mound TX Ctfs Oblig	3.00%	03/01/37	785,325
707,000	Fort Worth TX Spl Assmnt Rev Walsh Ranch / Quail Vly Impt Area #1-3 Proj, BAM	5.00%	09/01/30	770,972
1,000,000	Fort Worth TX Spl Assmnt Rev Walsh Ranch / Quail Vly Impt Area #1-3 Proj, BAM	5.00%	09/01/44	1,041,305
560,000	Fort Worth TX Spl Tax Rev Convention Ctr Venue Proj	5.50%	03/01/42	618,265
850,000	Fort Worth TX Spl Tax Rev Convention Ctr Venue Proj	5.50%	03/01/43	924,932
505,000	Gainesville TX Ctfs Oblig	5.00%	02/15/36	560,981
535,000	Gainesville TX Ctfs Oblig	5.00%	02/15/37	590,410
1,170,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.50%	12/01/31	1,128,101
2,240,000	Garland TX Wtr & Swr Rev Ref	5.00%	03/01/38	2,490,684
2,000,000	Harris Cnty Houston TX Sports Auth Rev Ref Sr Lien, Ser A, AG	5.00%	11/15/38	2,239,367
500,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Ref Memorial Hermann Hlth Sys, Ser B	5.00%	07/01/39	559,485
2,000,000	Harris Cnty TX Toll Road Rev Ref, Ser A	3.00%	08/15/37	1,882,415
1,000,000	Hidalgo Cnty TX Ctfs Oblig	3.00%	08/15/41	876,545
850,000	Hidalgo Cnty TX Ctfs Oblig	5.25%	08/15/42	939,249
2,310,000	Houston TX Arpt Sys Rev Ref Subord Lien, Ser A, AG, AMT	5.00%	07/01/37	2,533,585
3,540,000	Houston TX Arpt Sys Rev Ref Subord Lien, Ser A, AG, AMT	5.25%	07/01/42	3,833,399
275,000	Houston TX Arpt Sys Rev Ref Subord Lien, Ser A, AG, AMT	5.25%	07/01/48	284,100
1,770,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, Ser A, AMT	5.00%	07/01/27	1,800,134

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$2,750,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	$2,798,891
2,000,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/38	2,002,199
1,180,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/38	1,182,020
250,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/40	246,232
4,250,000	Houston TX Arpt Sys Rev Subord Lien, Ser A, AMT	5.50%	07/01/44	4,644,980
750,000	Houston TX Arpt Sys Rev United Airls Inc Terminal E Proj, Ser A, AMT	4.00%	07/01/41	691,795
2,000,000	Houston TX Arpt Sys Rev United Airls Inc Terminal Impt Proj, Ser B-1, AMT	4.00%	07/15/41	1,844,547
675,000	Justin TX Spl Assmnt Rev Timberbrook Pub Imp Dt #1 Imp Area #2 Proj (e)	3.38%	09/01/41	556,888
1,000,000	Krum TX Indep Sch Dist	5.25%	08/15/41	1,135,521
650,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Impt Area #1 (e)	4.63%	09/01/39	654,506
1,290,000	Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv (e)	5.13%	09/01/38	1,307,275
3,795,000	Liberty Hill TX Indep Sch Dist Ref, Ser A	5.00%	02/01/36	4,221,056
330,000	Lindsay TX Indep Sch Dist	5.00%	02/15/40	364,064
750,000	Lower CO River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	3.00%	05/15/38	687,099
1,500,000	Lower CO River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/42	1,632,235
1,190,000	Lower CO River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/43	1,283,050
5,460,000	Lower CO River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/45	5,759,194
550,000	Lowry Crossing TX Spl Assmnt Rev Simpson Road Pub Impt Dist Proj (e)	4.75%	09/15/35	575,371
2,635,000	Lubbock TX Elec Light & Pwr Sys	4.00%	04/15/41	2,637,537
1,140,000	Midland Cnty TX Ctfs Oblig	5.00%	02/15/43	1,224,479
2,250,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Ref Wst Mgmt Inc Proj Remk, Ser B, AMT (Mandatory put 03/02/26)	3.45%	07/01/40	2,250,515
1,570,000	N Fort Bend TX Wtr Auth Wtr Sys Rev Ref, BAM	3.00%	12/15/35	1,561,319
2,003,000	N Parkway Muni Mgmt Dist #1 TX Spl Assmnt Rev Major Impts Proj (e)	4.75%	09/15/41	1,954,816
1,750,000	N TX St Muni Wtr Dist Wtr Sys Rev Ref	5.00%	09/01/41	1,954,481
1,000,000	N TX St Muni Wtr Dist Wtr Sys Rev Ref	5.00%	09/01/42	1,104,378
1,200,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/32	1,227,163
1,000,000	N TX Tollway Auth Rev Ref First Tier Bonds, Ser A	5.25%	01/01/38	1,121,032
5,950,000	N TX Tollway Auth Rev Ref First Tier Bonds, Ser A	4.00%	01/02/38	6,024,245
600,000	NE TX Regl Mobility Auth Ref Sr Lien, Ser A	5.25%	01/01/44	645,073
725,000	NE TX Regl Mobility Auth Ref Sr Lien, Ser A	5.25%	01/01/45	771,593
1,200,000	NE TX Regl Mobility Auth Ref Sr Lien, Ser A	5.25%	01/01/46	1,268,353
750,000	New Hope Cultural Edu Facs Fin Corp TX Hosp Rev Children’s Hlth Sys of TX, Ser A	5.25%	08/15/40	853,354
1,000,000	New Hope Cultural Edu Facs Fin Corp TX Hosp Rev Children’s Hlth Sys of TX, Ser A	5.25%	08/15/45	1,074,375
1,085,000	New Hope Cultural Edu Facs Fin Corp TX Hosp Rev Ref Children’s Hlth Sys of TX Proj, Ser A	4.00%	08/15/37	1,091,738
2,000,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Brazos Presbyterian Homes Inc Proj	5.25%	01/01/36	2,211,714

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,410,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Westminster Proj	5.00%	11/01/40	$1,510,066
505,000	Newark Hgr Edu Fin Corp TX Edu Rev Hughen Ctr Inc Proj, Ser A	5.00%	08/15/32	563,407
500,000	Newark Hgr Edu Fin Corp TX Edu Rev Hughen Ctr Inc Proj, Ser A	5.00%	08/15/37	550,552
2,500,000	Pecos Barstow Toyah TX Indep Sch Dist	5.00%	02/15/39	2,502,265
3,500,000	Pecos Barstow Toyah TX Indep Sch Dist	5.00%	02/15/40	3,502,667
1,675,000	Pflugerville TX Ctfs Oblig	5.00%	08/01/39	1,894,047
1,770,000	Pflugerville TX Ctfs Oblig	5.00%	08/01/40	1,986,498
500,000	Pilot Point TX Spl Assmnt Rev Bryson Ranch Pub Impt Dt Zone A Impt Area #1 Proj (e)	6.38%	09/15/55	513,868
1,000,000	Princeton TX Indep Sch Dist	5.00%	02/15/41	1,108,689
1,012,000	Princeton TX Spl Assmnt Rev Winchester Pub Impr Dist #2 Proj (e)	5.13%	09/01/42	1,027,562
1,000,000	Quinlan TX Indep Sch Dist	5.25%	08/15/41	1,110,352
1,000,000	Quinlan TX Indep Sch Dist	5.25%	08/15/42	1,099,513
1,000,000	Quinlan TX Indep Sch Dist	5.25%	08/15/43	1,087,938
515,000	Robinson TX Ctfs Oblig	5.00%	08/15/36	584,737
595,000	Robinson TX Ctfs Oblig	5.00%	08/15/39	658,974
425,000	Robinson TX Ctfs Oblig	5.00%	08/15/40	466,625
915,000	Round Rock TX Ctfs Oblig	5.00%	08/15/42	1,001,805
5,185,000	Round Rock TX Indep Sch Dist Ref Sch Bldg	3.00%	08/01/37	4,921,928
1,120,000	San Antonio TX Elec & Gas Rev Ref, Ser B	5.25%	02/01/49	1,190,179
4,710,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Methodist Hosp of Dallas Proj	4.00%	10/01/41	4,726,789
2,100,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser E (a)	5.00%	11/15/43	2,300,321
2,000,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser E (a)	5.00%	11/15/44	2,159,726
6,500,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Cook Childrens Med Ctr	5.25%	12/01/49	6,856,340
750,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Var Baylor Scott & White Hlth Proj, Ser F (Mandatory put 11/15/30)	5.00%	11/15/52	820,239
835,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Ref Trinity Terrace Proj	5.00%	10/01/40	885,717
1,075,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Ref Trinity Terrace Proj	5.00%	10/01/44	1,094,020
1,500,000	Tarrant Cnty TX Hosp Dist	5.25%	08/15/37	1,698,021
500,000	Tarrant Cnty TX Hosp Dist	5.25%	08/15/39	559,009
1,835,000	Tarrant Cnty TX Hsg Fin Corp Var Nts Wildwood Branch (Mandatory put 02/01/28)	3.60%	02/01/43	1,858,428
1,000,000	Temple TX JNR Clg Dist	3.00%	07/01/39	912,552
1,700,000	Terrell TX Indep Sch Dist	5.25%	08/01/42	1,906,652
1,180,000	Travis Cnty TX	4.00%	03/01/41	1,197,334
1,395,000	Travis Cnty TX Hlthcare Dist Ctfs Oblig	5.25%	03/01/47	1,481,506
1,000,000	TX St Dept of Hsg & Cmnty Affairs Mf Hsg Rev Var Nts Aspen Park (Mandatory put 03/01/26)	5.00%	03/01/41	1,003,574
4,000,000	TX St Muni Gas Acq & Sply Corp IV, Ser A (Mandatory put 01/01/30)	5.50%	01/01/54	4,271,980
1,500,000	TX St Muni Gas Acq & Sply Corp IV, Ser B	5.50%	01/01/32	1,682,743
1,000,000	TX St Muni Gas Acq & Sply Corp IV, Ser B	5.50%	01/01/34	1,137,717
8,505,000	TX St Muni Gas Acq & Sply Corp IV, Ser B (Mandatory put 01/01/34)	5.50%	01/01/54	9,581,247

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,750,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr Lien Bond Surface Transprtn Corp, AMT	5.38%	06/30/37	$1,864,360
1,795,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr Lien Bond Surface Transprtn Corp, AMT	5.50%	06/30/41	1,899,559
5,000,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr N Tarrant Express Managed Lanes Proj, Ser A	5.00%	12/31/34	5,339,297
2,450,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr N Tarrant Express Managed Lanes Proj, Ser A	5.00%	12/31/36	2,592,398
1,575,000	TX St Ref	5.00%	10/01/43	1,739,681
3,000,000	TX St Ref	5.00%	10/01/44	3,276,280
2,000,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref Second Tier, Ser C	5.00%	08/15/36	2,312,222
1,410,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref Second Tier, Ser C	5.00%	08/15/38	1,601,382
500,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref Second Tier, Ser C	5.00%	08/15/40	559,250
250,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref Second Tier, Ser C	5.00%	08/15/42	273,717
1,000,000	TX St Univ Sys Fing Rev Ref	5.00%	03/15/43	1,088,879
785,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/30	820,868
5,000,000	TX Wtr Dev Brd St Wtr Implementation Rev Fund Master Trust	4.70%	10/15/41	5,324,337
1,500,000	TX Wtr Dev Brd St Wtr Implementation Rev Fund Master Trust, Ser A	5.00%	10/15/49	1,569,652
3,000,000	TX Wtr Dev Brd St Wtr Implementation Rev Fund, Ser A	4.88%	10/15/48	3,087,074
1,195,000	Tyler TX Wtr & Swr Sys Rev	5.00%	09/01/38	1,343,117
150,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/26	150,146
4,105,000	Univ of N TX Univ Rev Ref, Ser A	5.00%	04/15/38	4,184,573
1,700,000	Univ of TX TX Permanent Univ Fnd Ref, Ser B	5.00%	07/01/44	1,835,144
1,560,000	Uptown Dev Auth TX Incr Contract Rev, Ser A	5.00%	09/01/36	1,568,121
1,500,000	Vidor TX Indep Sch Dist	5.00%	02/15/42	1,632,596
1,605,000	W Harris Cnty TX Regl Wtr Auth Wtr Sys Rev Ref, BAM	3.00%	12/15/36	1,536,024
1,290,000	Walnut Creek Spl Util Dist TX Wtr Sys Rev, AG	4.38%	01/10/40	1,339,459
1,350,000	Walnut Creek Spl Util Dist TX Wtr Sys Rev, AG	4.50%	01/10/41	1,397,447
				259,459,309
	Utah — 1.2%
4,400,000	Black Desert Pub Infra Dist UT Sr Bonds, Ser A (e)	4.00%	03/01/51	3,532,960
1,000,000	Downtown Revitalization Pub Infra Dist UT Sales First Lien Seg Redev Proj, Ser A, AG	5.25%	06/01/41	1,129,935
1,650,000	Downtown Revitalization Pub Infra Dist UT Sales First Lien Seg Redev Proj, Ser A, AG	5.25%	06/01/42	1,840,418
1,000,000	Downtown Revitalization Pub Infra Dist UT Sales First Lien Seg Redev Proj, Ser A, AG	5.25%	06/01/43	1,102,345
1,900,000	Firefly Pub Infra Dist #1 UT Spl Assmnt Firefly Assmnt Area #1, Ser A-2 (e)	5.63%	12/01/43	1,935,400
3,000,000	Intermountain Pwr Agy UT Pwr Sply Rev Ref, Ser A	5.00%	07/01/40	3,250,284
1,110,000	Mida Cormont Pub Infra Dist UT, Ser A-1 (e)	6.25%	06/01/55	1,162,288
1,750,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-1	4.00%	06/01/52	1,436,067
2,750,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	2,223,147
700,000	Ogden City UT Muni Bldg Auth Lease Rev, Ser A	5.00%	01/15/43	739,279
1,050,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.25%	07/01/37	1,173,722
1,000,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.25%	07/01/42	1,081,546

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Utah (Continued)
$325,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Acdmy	5.00%	04/15/37	$325,786
1,590,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy Proj, Ser A (e)	5.00%	06/15/49	1,418,637
750,000	UT St Telecommunication Open Infra Agy Sales Tax Ref	5.25%	06/01/33	865,983
				23,217,797
	Vermont — 0.1%
585,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/26	586,984
2,000,000	VT St Econ Dev Auth Solid Wst Disp Rev Var Casella Wst Sys Inc Remk, AMT (Mandatory put 04/03/28) (e)	4.63%	04/01/36	2,032,417
				2,619,401
	Virginia — 2.1%
3,000,000	Gloucester Cnty VA Indl Dev Auth Sol Wst Disp Rev Var Wst Mgmt Svsc Remk, Ser A, AMT (Mandatory put 07/01/27)	4.25%	09/01/38	3,042,415
5,335,000	Isle of Wight Cnty VA Econ Dev Auth Riverside Hlth Sys, AG	5.25%	07/01/43	5,818,910
510,000	Loudoun Cnty VA Econ Dev Auth Pub Fac Rev Ref, Ser A	3.00%	12/01/35	500,240
4,590,000	Loudoun Cnty VA, Ser A	4.00%	12/01/41	4,708,759
200,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	4.00%	06/01/36	200,028
350,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	4.00%	06/01/46	298,528
1,665,000	VA St Small Busn Fing Auth Hlthcare Facs Rev Ref Mary Washington Hlthcare Oblig Grp, Ser A-1	5.00%	06/15/39	1,853,695
1,790,000	VA St Small Busn Fing Auth Hlthcare Facs Rev Ref Mary Washington Hlthcare Obligated Grp, Ser A-1	5.00%	06/15/38	2,009,420
1,500,000	VA St Small Busn Fing Auth Hlthcare Facs Rev Ref Mary Washington Hlthcare Obligated Grp, Ser A-1	5.25%	06/15/50	1,553,561
4,105,000	VA St Small Busn Fing Auth Rev Ref Sr Lien 95 Express Lanes LLC Proj, AMT	5.00%	01/01/35	4,433,104
2,500,000	VA St Small Busn Fing Auth Rev Ref Sr Lien 95 Express Lanes LLC Proj, AMT	5.00%	07/01/38	2,638,956
750,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Ref Lifespire of VA	4.00%	12/01/31	770,848
2,000,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Ref Lifespire of VA, Ser A	5.00%	12/01/39	2,144,496
1,570,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/32	1,617,571
1,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/35	1,024,159
275,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/36	281,173
1,790,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Westminster Canterbury on Chesapeake Bay, Ser A	6.50%	09/01/43	1,980,866
1,000,000	Williamsburg VA Econ Dev Auth Stdt Hsg Rev William & Mary Proj, Ser A, AG	5.25%	07/01/53	1,051,076
2,000,000	Winchester VA Econ Dev Auth Rev Ref Vly Hlth Sys, Ser A	5.00%	01/01/43	2,127,809
1,185,000	Wstrn VA Regl Jail Auth Regl Jail Facs Rev Prerefunded Ref (Pre- refunded maturity 12/01/26)	5.00%	12/01/34	1,209,327
1,180,000	Wstrn VA Regl Jail Auth Regl Jail Facs Rev Unrefunded Ref	5.00%	12/01/34	1,199,271
				40,464,212
	Washington — 2.5%
945,000	Centrl Puget Sound WA Regl Transit Auth Sales Tax & Mtr Ve Sustainable Bond, Ser S-1	5.00%	11/01/31	963,979
585,000	Pierce Cnty WA Sch Dist #403 Bethel	5.00%	12/01/36	623,793

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Washington (Continued)
$2,000,000	Port of Seattle WA Rev Intermediate Lien, Ser C, AMT	5.00%	05/01/30	$2,054,024
2,445,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/33	2,693,859
5,000,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/39	5,335,150
1,725,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/46	1,761,378
1,895,000	Port of Seattle WA Rev Ref Intermediate Lien, Ser B, AMT	5.00%	08/01/35	2,096,387
2,315,000	Port of Seattle WA Rev Ref Intermediate Lien, Ser B, AMT	5.00%	08/01/37	2,528,627
2,000,000	Port of Seattle WA Rev Ref Intermediate Lien, Ser B, AMT	5.00%	08/01/39	2,155,714
2,195,000	Seattle WA Muni Light & Pwr Rev Sustainable Bond, Ser A	4.00%	07/01/38	2,252,581
750,000	Skagit Cnty WA Pub Hosp Dist #1	5.50%	12/01/42	790,436
1,000,000	Skagit Cnty WA Pub Hosp Dist #1	5.50%	12/01/44	1,035,327
500,000	Snohomish Cnty WA Hsg Auth	5.00%	04/01/34	530,758
3,025,000	Spokane Cnty WA Arpt Rev, Ser B, AMT	5.25%	01/01/40	3,298,547
5,000,000	WA St Bid Grp 2, Ser 2024-A	5.00%	08/01/41	5,535,792
1,000,000	WA St Convention Ctr Pub Facs Dist for Exchange Pur Sustainable Bond 1st Priority, Ser 2021-B	4.00%	07/01/58	816,365
3,240,000	WA St Convention Ctr Pub Facs Dist Sub For Exchange Pur Sustainable Bond, Ser B	4.00%	07/01/58	2,711,652
450,000	WA St Hlth Care Facs Auth Seattle Cancer Care Alliance (e)	5.00%	12/01/32	496,569
1,580,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj, Ser A	5.00%	07/01/38	1,678,074
2,100,000	WA St Hsg Fin Commn Nonprofit Rev Radford Court & Nordheim Court Portfolio	5.50%	07/01/44	2,165,605
2,290,871	WA St Hsg Fin Commn Sustainable Ctf, Ser A-1, Class A	3.50%	12/20/35	2,248,046
3,000,000	WA St Ref, Ser D	4.00%	07/01/39	3,060,565
2,000,000	WA St, Ser C	5.00%	02/01/41	2,147,670
				48,980,898
	West Virginia — 0.1%
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Ref Core Nat Res Inc Proj, AMT (Mandatory put 03/27/35) (e)	5.45%	01/01/55	1,091,918
	Wisconsin — 2.0%
1,375,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (e)	5.00%	06/15/54	1,258,798
500,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (e)	5.00%	07/01/40	494,223
605,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (e)	4.20%	07/15/27	606,854
1,250,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (e)	5.13%	07/15/37	1,259,533
2,750,000	Pub Fin Auth WI Edu Rev Coral Acdmy of Science Las Vegas, Ser A	4.00%	07/01/51	2,215,118
1,750,000	Pub Fin Auth WI Edu Rev Pinecrest Acdmy NV Pinecrest Acdmy Springs Cmps, Ser A (e)	4.00%	07/15/33	1,758,074
545,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	4.00%	07/01/27	545,100
1,730,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/37	1,730,781
2,000,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/52	1,855,327
1,200,000	Pub Fin Auth WI Edu Rev Ref Triad Eductnl Svcs Inc	5.25%	06/15/45	1,172,662
1,275,000	Pub Fin Auth WI Edu Rev Triad Eductnl Svcs Inc, Ser A	4.00%	06/15/41	1,144,225
610,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/34	633,051

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$1,200,000	Pub Fin Auth WI Retmnt Cmntys Rev Acts Retmnt Life Cmntys Inc Oblig Grp, Ser A	4.00%	11/15/37	$1,220,629
1,000,000	Pub Fin Auth WI Retmnt Fac Rev Southminster (e)	5.00%	10/01/43	1,001,232
1,934,000	Pub Fin Auth WI Rev Anthem Freedom Proj, CABS (e)	(g)	12/15/37	998,455
1,125,000	Pub Fin Auth WI Rev Ref Kahala Nui Proj	5.25%	11/15/50	1,146,189
1,500,000	Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A (c) (f)	6.50%	01/01/41	1,098,491
2,000,000	Pub Fin Auth WI Rev Sustainable Fargo Moorhead Met Area Flood Mgmnt, AMT	4.00%	03/31/56	1,606,979
1,595,000	Pub Fin Auth WI Stdt Hsg Rev NC A&T Real Estate Fdtn LLC Proj, Ser B	5.00%	06/01/39	1,623,669
4,000,000	Pub Fin Auth WI Tax Incr Rev Miami Worldcenter Proj, Ser A (e)	5.00%	06/01/41	4,087,155
825,000	WI St Hlth & Eductnl Facs Auth Rev Aspirus Inc Obligated Grp	5.00%	08/15/41	897,968
840,000	WI St Hlth & Eductnl Facs Auth Rev Aspirus Inc Obligated Grp	5.00%	08/15/42	902,665
925,000	WI St Hlth & Eductnl Facs Auth Rev Aspirus Inc Obligated Grp	5.00%	08/15/43	981,711
750,000	WI St Hlth & Eductnl Facs Auth Rev Bellin Memorial Hosp Inc, Ser A	5.00%	12/01/39	824,886
1,555,000	WI St Hlth & Eductnl Facs Auth Rev Fort Hlthcare Inc, Ser A	5.00%	10/01/36	1,720,842
2,000,000	WI St Hlth & Eductnl Facs Auth Rev Marshfield Clinic Hlth Sys Inc, Ser A	5.25%	02/15/35	2,280,050
2,000,000	WI St Hlth & Eductnl Facs Auth Rev Marshfield Clinic Hlth Sys Inc, Ser A	5.25%	02/15/36	2,259,807
1,890,000	WI St Hlth & Eductnl Facs Auth Rev Var Fort Hlthcare Inc, Ser B (Mandatory put 10/03/34)	5.00%	10/01/54	2,101,284
				39,425,758
	Wyoming — 0.2%
1,750,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/38	1,956,946
1,000,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/39	1,113,248
				3,070,194

	Total Investments — 99.3%			1,932,284,687
	(Cost $1,901,702,887)
	Net Other Assets and Liabilities — 0.7%			13,578,524
	Net Assets — 100.0%			$1,945,863,211
Futures Contracts at January 31, 2026:

Futures Contracts Short	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Ultra 10-Year U.S. Treasury Notes	143	Mar-2026	$(16,324,344)	$(55,859)

(a)	When-issued security. The interest rate shown reflects the rate in effect at January 31, 2026. Interest will begin accruing on the security’s first settlement date.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(c)	This issuer is in default.
(d)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
(e)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2026, securities noted as such amounted to $88,694,503 or 4.6% of net assets.

(f)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

(g)	Zero coupon security.

Abbreviations throughout the Portfolio of Investments:
AG	– Assured Guaranty, Inc.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
CABS	– Capital Appreciation Bonds
COPS	– Certificates of Participation
GARVEE	– Grant Anticipation Revenue Vehicle
RANS	– Revenue Anticipation Notes

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows:

ASSETS TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$1,932,284,687	$—	$1,932,284,687	$—

LIABILITIES TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(55,859)	$(55,859)	$—	$—

*	See Portfolio of Investments for state and territory breakout.

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

Restricted Securities
As of January 31, 2026, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Ennis TX Spl Assmnt Rev Prairieview Pub Impt Dt Impt Area #1-2 Proj, 5.25%, 09/15/45	11/18/25	$800,000	$99.26	$796,056	$794,083	0.04%
OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1, 7.25%, 09/01/51	02/12/21 - 10/14/21	3,800,000	98.87	3,905,112	3,756,941	0.19
Phoenix AZ Indl Dev Auth Hotel Rev Sr Falcon Properties LLC Proj, Ser A, 4.00%, 12/01/41	01/31/22	2,500,000	71.48	2,525,786	1,786,999	0.09
Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj, 5.88%, 01/01/33	10/23/20 - 11/12/20	4,250,000	20.00	4,260,631	850,000	0.05
Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A, 6.50%, 01/01/41	12/17/21	1,500,000	73.23	1,500,000	1,098,491	0.06
				$12,987,585	$8,286,514	0.43%